                                        Registration No. 2-79131 and 811-3557


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 34                              /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 35                                             /X/

                          UMB SCOUT STOCK FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on October 31 pursuant to paragraph (b) of Rule 485
      /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                        Registraiton No. 33-9175 and 811-4860


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 28                              /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 29                                             /X/

                         UMB SCOUT REGIONAL FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on October 31 pursuant to paragraph (b) of Rule 485
      /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                      Registration No. 33-61123 and 811-07323


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 9                              /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 10                                             /X/

                         UMB SCOUT BALANCED FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on October 31 pursuant to paragraph (b) of Rule 485
      /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                        Registration No. 2-79132 and 811-3558


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 33                              /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 34                                             /X/

                            UMB SCOUT BOND FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on October 31 pursuant to paragraph (b) of Rule 485
      /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                       Registration No. 33-58070 and 811-7472


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 17                              /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 19                                             /X/

                          UMB SCOUT WORLDWIDE FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on October 31 pursuant to paragraph (b) of Rule 485
      /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                        Registration No. 2-78688 and 811-3528


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 34                              /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 35                                             /X/

                        UMB SCOUT MONEY MARKET FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on October 31 pursuant to paragraph (b) of Rule 485
      /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                        Registration No. 2-79130 and 811-3556


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 34                              /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 35                                             /X/

                    UMB SCOUT TAX-FREE MONEY MARKET FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on October 31 pursuant to paragraph (b) of Rule 485
      /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     Registration No. 333-40843 and 811-08511


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 3                              /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 5                                             /X/

                   UMB SCOUT CAPITAL PRESERVATION FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on October 31 pursuant to paragraph (b) of Rule 485
      /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     Registration No. 333-40845 and 811-08513


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 3                               /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 5                                              /X/

                  UMB SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on October 31 pursuant to paragraph (b) of Rule 485
      /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                      Registratin No. 333-96461 and 811-09813


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 1                               /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 1                                              /X/

                               UMB SCOUT FUNDS
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on October 31 pursuant to paragraph (b) of Rule 485
      /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485
      /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

UMB Scout Funds

Prospectus October 31, 2000

Stock Fund
Stock Select Fund
Equity Index Fund
Regional Fund
WorldWide Fund
WorldWide Select Fund
Technology Fund
Capital Preservation Fund
Balanced Fund
Bond Fund
Kansas Tax-Exempt Bond Fund
Money Market Fund
Federal Portfolio
Prime Portfolio
Tax-Free Money Market Fund




Shares of the Funds have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Opportunity

Beyond

Tomorrow

PROSPECTUS                                                October 31, 2000

Toll-Free 1-800-996-2862

UMB Scout Stock Fund
UMB Scout Stock Select Fund
UMB Scout Equity Index Fund
UMB Scout Regional Fund
UMB Scout WorldWide Fund
UMB Scout WorldWide Select Fund
UMB Scout Technology Fund
UMB Scout Capital Preservation Fund
UMB Scout Balanced Fund
UMB Scout Bond Fund
UMB Scout Kansas Tax-Exempt Bond Fund*
UMB Scout Money Market Fund
        Federal Portfolio
        Prime Portfolio
UMB Scout Tax-Free Money Market Fund



Investment Advisor and Manager: Distributor:
UMB BANK, N.A.  JONES & BABSON, INC.
Kansas City, Missouri   Kansas City, Missouri

TABLE OF CONTENTS

                                                                        Page
Information About the Funds
   Investment Objectives and Principal Investment Strategies             2
   Principal Risk Factors                                               10
   Past Performance                                                     11
   Fees and Expenses                                                    16
   Investment Advisor and Manager                                       18
   Investment Sub-Advisor                                               19
   Financial Highlights                                                 19

Information About Investing
   How to Purchase Shares                                               32
   How to Redeem Shares                                                 32
   Additional Policies about Transactions                               32
   Shareholder Services                                                 34
   How Share Price is Determined                                        34
   Dividends, Distributions and their Taxation                          34
   Conducting Business with the UMB Scout Funds                         36


INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

UMB Scout Fund                                  Investment Objective

UMB Scout Stock Fund                    Long-term growth of capital and income.
UMB Scout Stock select Fund
UMB Scout Regional Fund
UMB Scout WorldWide Fund
UMB Scout WorldWide Select Fund

UMB Scout Equity Index Fund             To track the performance of the
                                        Standard & Poor's 500r Composite Stock
                                        Price Index.

UMB Scout Technology Fund               Long-term growth of capital.

UMB Scout Capital Preservation Fund

UMB Scout Balanced Fund                 Long-term growth of capital and high
                                        current income.

UMB Scout Bond Fund                     Maximum current income consistent with
                                        quality and maturity standards.


UMB Scout Kansas Tax-Exempt Bond Fund   Current income exempt from regular
                                        federal income tax and Kansas state
                                        personal income tax.


UMB Scout Money Market Fund             Maximum income consistent with safety
        Federal Portfolio               of principal and liquidity.
UMB Scout Money Market Fund
        Prime Portfolio

UMB Scout Tax-Free Money Market Fund    Highest level of income exempt from
                                        federal income tax consistent with
                                        quality and maturity standards.



Principal Investment Strategies:

Each Fund intends to pursue its objective by investing as described below and will dispose of portfolio holdings any time that the Advisor believes that they are no longer suitable for achieving the Fund's objective. The Investment Advisor and Manager for each Fund and Portfolio is UMB Bank, n.a. The principal risk factors associated with each Fund and Portfolio are noted in each case and are fully described in the Principal Risk Factors section.



UMB Scout Stock Fund and UMB Scout Stock Select Fund
Objective: Long-term growth of capital and income.
Principal Risks: Market Risks.

To pursue its objective, each Fund invests in a diversified portfolio of common stocks. UMB Scout Stock Fund normally invests at least 80% of its assets in common stocks and UMB Scout Stock Select Fund normally invests substantially all (at least 90%) of its assets in common stocks. Current yield is a secondary consideration for each Fund.

How do the Funds choose securities in which to invest? Each Fund buys stock of companies it believes to be valuable based on the above-average ability of the company to increase its earnings and dividends. The Funds believe the true value of a company's stock is determined by:

 The company's earnings power

 The company's ability to pay dividends

 The value of the company's assets

The Funds favor a `buy and hold' approach to common stock investing, and therefore the Funds tend to hold individual common stocks for longer-term periods. The Advisor believes that the intrinsic worth and fundamental value of most well-managed companies do not change rapidly, although there may be wide variations in a company's stock price. A `buy and hold' approach also reduces portfolio turnover, which can lower transaction fees and may result in lower taxes for investors.

Although the Funds normally invest primarily in common stocks as described above, there may be times when they will use a higher percentage of other investments. If the Advisor believes that negative economic or market conditions make it more difficult to achieve growth of capital through investment in common stocks, the Funds may seek their objective by investing a higher percentage of their assets in preferred stocks, fixed-income securities convertible into common stocks, high-grade bonds or other investments that may provide income. In such cases, the Funds will resume investing primarily in commons stocks when conditions warrant.

The Funds intend to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Funds attempt to respond to adverse market, economic, political or other conditions by investing up to 100% of their assets in those types of investments for temporary, defensive purposes. During those times, the Funds will not be able to pursue their investment objective and, instead, will focus on preserving your investment.

How do UMB Scout Stock Fund and UMB Scout Stock Select Fund differ? The relevant difference between the two Funds is that UMB Scout Stock Fund generally maintains a larger cash reserve than UMB Scout Stock Select Fund. Since the two Funds share the same investment style, their share price will tend to move in the same direction. However, the larger cash reserve of UMB Scout Stock Fund will tend to make its share price less volatile. This means it is likely the UMB Scout Stock Fund will not gain as much as the UMB Scout Stock Select Fund when investments increase in value and its share price will not decline as much as the UMB Scout Stock Select Fund when the investments lose value.

UMB Scout Stock Fund commenced operations in November 1982 and UMB Scout Stock Select Fund commenced operations in May 1999.

UMB Scout Equity Index Fund
Objective: Track the performance of the S&P 500r Index.
Principal Risks: Market Risks, Tracking Variance Risk.

The Fund seeks to provide investment results that track, as closely as possible, the performance of the Standard & Poor's Composite Stock Price Index ("S&P 500r Index").

The S&P 500r Index is an unmanaged stock market index which includes the stocks of 500 companies operating across a broad spectrum of the U.S. economy. The Index is dominated by large U.S. companies and its performance is widely considered representative of the U.S. stock market as a whole.

Standard & Poor's Corporation (S&Pr) does not endorse any stock in the Index. It is not a sponsor of the UMB Scout Equity Index Fund and is not affiliated with the Fund in any way.

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500r Index using sophisticated computer programs and statistical procedures. As a result, the investment management team does not use traditional methods of active investment management, such as buying and selling securities on the basis of economic, financial and market analysis. Instead, the Fund tries to match the Index, for better or worse. The Fund has operating expenses and transaction costs, while the Index has none. Therefore, the performance of the Fund will generally be less than that of the Index.

In order to track the S&P 500r Index as closely as possible, the Fund normally invests substantially all (at least 80%) of its total assets in the stocks that make up the Index, in approximately the same proportions as they are represented in the Index. Under normal market conditions, it is expected that the quarterly performance of the Fund will be within a 0.90 correlation with the S&P 500r Index after deduction of Fund expenses. A correlation of 1.00 would mean a perfect correlation between the performance of the Fund and the Index.

Because the Fund is an index fund, it generally takes a buy-and-hold approach to investing. The Fund normally sells portfolio securities only to respond to redemption requests or to adjust the number of its shares to track the weighting or composition of the Index. As a result, the Fund's portfolio turnover rate is expected to be extremely low. A low portfolio turnover rate usually results in low transaction costs and provides tax efficiencies for shareholders.

To maintain exposure to the Index and manage cash flows, the Fund may invest in Standard & Poor's Depository Receipts, which are types of derivatives. These investments allow the Fund to quickly and efficiently gain market exposure, and to keep cash on hand to meet shareholder redemption requests while simulating full investment in stocks.

UMB Scout Regional Fund
Objective: Long-term growth of capital and income.
Principal Risks: Market Risks, Small Company Risks, Geographic Risks.

The Fund normally invests at least 80% of its assets in common stocks issued by smaller companies either located in or doing a substantial portion of their business in Arkansas, Colorado, Illinois, Iowa, Kansas, Missouri, Nebraska or Oklahoma. Current yield is a secondary consideration.

How does UMB Scout Regional Fund choose securities in which to invest? The Fund normally will invest in a diversified portfolio of stocks of smaller regional companies having market capitalizations of $1 billion or less. Stocks will be selected based upon the Advisor's perception of their above-average potential for long-term growth of capital and dividend income.

Should the Advisor believe that negative economic or market conditions make it more difficult to achieve growth of capital through investment in common stocks, the Fund may seek its objective by investing a higher percentage of its assets in preferred stocks, fixed-income securities convertible into common stocks, high-grade bonds or other defensive investments that may provide income. In such cases, the Fund will resume investing primarily in common stocks when conditions warrant.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

UMB Scout WorldWide Fund and UMB Scout Worldwide Select Fund
Objective: Long-term growth of capital and income.
Principal Risks: Market Risks, International Risks.

Each Fund normally pursues its objective by investing in a diversified portfolio of equity securities of established companies either located outside the U.S. or whose primary business is carried on outside the U.S. Equity securities include common stocks and depository receipts (receipts typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies). UMB Scout WorldWide Fund normally invests at least 80% of its assets in equity securities as described above and the UMB Scout WorldWide Select Fund normally invests substantially all (at least 90%) of its assets in such securities.

How do the Funds choose securities in which to invest? The Funds primarily invest in securities of seasoned companies that are known for the quality and acceptance of their products or services and for their ability to generate profits and/or dividends. Seasoned companies are considered to be companies that have been in existence for at least three years. Generally, the Funds will invest no more than 25% of their assets in any one country and intend to diversify investments among countries and industries. The Funds will invest no more than 20% of their respective assets in investments in developing countries.

If the Advisor believes negative economic or market conditions make it more difficult to achieve growth of capital through investment in equity securities, the Funds may pursue their objective by investing a higher percentage of their assets in dividend-paying stocks, preferred stocks, high-grade bonds or fixed-income securities convertible into common stocks, or other investments that may provide income. In such cases, the Funds will resume investing primarily in equity securities when conditions warrant.

The Funds intend to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Funds attempt to respond to adverse market, economic, political or other conditions by investing up to 100% of their assets in those types of investments for temporary defensive purposes. During those times, the Funds will not be able to pursue their investment objective and, instead, will focus on preserving your investment. The Funds also may use currency forwards to hedge against possible currency price changes.

How do UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund differ? The relevant difference between the two Funds is that UMB Scout WorldWide Fund generally maintains a larger cash position than UMB Scout WorldWide Select Fund. Since the two Funds generally invest in the same kinds of equity securities, their share price will tend to move in the same direction. However, the larger cash position of UMB Scout WorldWide Fund will tend to make its share price less volatile. This means it is likely the UMB Scout WorldWide Fund will not gain as much as the UMB Scout WorldWide Select Fund when investments increase in value and its share price will not decline as much as the UMB Scout WorldWide Select Fund when the investments lose value.

UMB Scout WorldWide Fund commenced operations in September 1993 and UMB Scout WorldWide Select Fund commenced operations in May 1999.

UMB Scout Technology Fund
Objective: Long-term growth of capital (capital appreciation).
Principal Risks: Market Risks, Concentration Risks, Small Company Risks, International Risks.

The Fund seeks to provide long-term capital appreciation. To pursue its objective, the Fund will invest principally (at least 65% of total assets) in securities of companies that develop, produce or distribute products and services related to technology.

How does UMB Scout Technology Fund choose securities in which to invest? In considering whether an issuer is principally engaged in technology business activities, the Investment Advisor may consider, among other things, whether it is listed on the Morgan Stanley High-Technology 35 Index (the "Morgan Stanley Index"), the Hambrecht and Quist Technology Index (the "H&Q Index"), the SoundView Technology Index (the "SoundView Index"), the Technology grouping of the S&P 500r Index or any other comparable technology index.

Using fundamental research and quantitative analysis, the investment management team selects securities of technology companies believed to have the potential to outperform the technology sector over the long-term. In doing so, the investment management team selects investments based on factors such as:

               Financial condition;

               Market share;

               Product leadership, innovative concepts or market niches;

               Earnings growth rates compared with relevant competitors;

               Market valuation compared to securities of other
                technology-related companies and the stock's own historical norms;

               Product and industry trends; and

               Price trends.

The investment management team intends to sell securities it believes are no longer suitable for achieving the Fund's objective of long-term capital appreciation.

Companies in which the Fund may invest include businesses related to the following products and services: computers, software and peripheral products; industrial and business machines; communications, telecommunications and information products and services; electronics, semiconductors and minicomputers; electronic media; environmental services; internet; office equipment and supplies; television and video equipment and services; satellite technology and equipment; chemicals and synthetic materials; and biotechnology, health care and medical supplies. It is expected that more than 25% of the Fund's total assets will normally be invested in technology companies that develop or sell computers, software and peripheral products. The Fund may invest in both small and large technology companies, without regard to their size and, at times, may have a significant amount of its assets invested in small companies.

Although the Fund primarily invests in the securities of U.S. companies, it may invest a portion of its assets in the securities of foreign issuers. The Fund does not expect normally to invest more than 35% of its assets in the securities of foreign issuers.

Although the Fund normally will invest in equity securities, which include common stocks, preferred stocks and convertible securities, there may be times when the Investment Advisor will use a higher percentage of high-grade bonds or other investments that may provide income. In such cases, the Fund will resume investing primarily in equity securities when conditions warrant.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments or reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue long-term capital appreciation and, instead, will focus on preserving your investment.

UMB Scout Capital Preservation Fund
Objective: Long-term growth of capital.
Principal Risks: Market Risks.

The Fund normally pursues its objective by investing at least 65% of its assets in a diversified portfolio of equity securities (common stocks and securities convertible into common stocks).

How does UMB Scout Capital Preservation Fund choose securities in which to invest? Normally, the Fund invests in equity securities of companies:

         whose earnings or tangible assets are expected to outpace inflation with a significant potential for earnings growth or revaluation of assets

The Fund has the flexibility to pursue its objective through any type of domestic or foreign security, listed or over-the-counter, without restriction as to market capitalization.

In selecting investments, the Advisor will consider economic and monetary conditions and projected inflation rates over time and will shift its investments based on its interpretation of economic conditions and underlying security valuations.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

UMB Scout Balanced Fund
Objective: Long-term growth of capital and high current income.
Principal Risks: Market Risks, Fixed Income Risks.

The Fund seeks long-term growth of capital by investing in equity securities (common stocks, securities convertible into common stocks, preferred stocks and warrants), and seeks high current income by investing in fixed-income securities.

How does UMB Scout Balanced Fund choose securities in which to invest? The
Fund has the flexibility to pursue its objective through any type or quality of domestic or foreign security regardless of market capitalization. Normally, the Fund will invest a minimum of 25% of its assets in equity securities and a minimum of 25% of its assets in fixed-income securities and will maintain a diversified portfolio of investments. Generally, the average maturity of the fixed-income securities in the portfolio will be between three and seven years. The Advisor will shift the proportions of each type of investment based on its interpretation of economic conditions and underlying security valuations.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

UMB Scout Bond Fund
Objective: Maximum current income consistent with quality and maturity standards.
Principal Risks: Fixed Income Risks.

Generally, the Fund will pursue its objective by investing in a diversified portfolio of fixed-income obligations.

How does UMB Scout Bond Fund choose securities in which to invest? The Fund normally invests at least 80% of its assets in fixed-income instruments issued by the U.S. Government and its agencies, or corporations or other business organizations. The Fund's investments in securities issued by corporations or other business entities will be rated at the time of purchase within the top three classifications of Moody's Investor Service, Inc. ("Moody's") (Aaa, Aa and A) or S&Pr (AAA, AA, A).

The Fund may maintain a portion of its assets in reserves to cover redemptions, unexpected expenses and to provide portfolio flexibility. These reserves will be held in cash or short-term debt obligations.

The overall weighted average maturity of the Fund normally will be three to seven years, although the Fund may purchase individual obligations of 20 years or longer to maturity.

The Advisor may adjust the overall weighted average maturity when economic or market conditions make it desirable and in the best interest of shareholders.

UMB Scout Kansas Tax-Exempt Bond Fund
Objective: Current income exempt from regular federal income tax and Kansas state personal income tax.
Principal Risks: Fixed Income Risks, Geographic Risks.

This Fund is only available to shareholders located in Kansas and Missouri. The Fund pursues its objective by investing at least 80% of its net assets in municipal bonds or debt instruments, the interest on which is tax-exempt as described above.

How does UMB Scout Kansas Tax-Exempt Fund choose securities in which to invest? The Fund generally will invest in securities that, at the time of purchase, are within the top three classifications of Moody's (Aaa, Aa, A), S&Pr (AAA, AA, A) or Fitch Investor's Services ("Fitch") (AAA, AA, A). In addition, the credit quality of unrated securities at the time of purchase generally will be, in the opinion of the Advisor, at least equivalent to an A rating by Moody's, S&Pr or Fitch. Securities that are subsequently downgraded to non-investment grade may continue to be held by the Fund until they can be disposed of in a reasonable manner.

Non-fundamental policies of UMB Scout Kansas Tax-Exempt Bond Fund - The following policies of the Fund can be changed by its Board of Directors without the approval of shareholders:

               Under normal conditions, the Fund will invest at least 80% of its assets in obligations issued by the State of Kansas or its political subdivisions. These obligations may include municipal bonds, notes and commercial paper of varying maturities issued by a municipality for a wide variety of both public and private purposes. These instruments can be classified as general obligation or revenue bonds, or bond anticipation, tax anticipation and revenue anticipation notes.

               The Fund is classified as a "non-diversified" investment
                company. This means the Fund is likely to invest a greater percentage of its assets in a single issuer than a diversified investment company.

               The overall weighted average maturity of the Fund normally will be between five to ten years, although the Fund may purchase individual obligations of 20 years or longer to maturity. The Advisor may adjust the overall weighted average maturity when economic or market conditions make it desirable and in the best interest of shareholders.

               Normally, the Fund will invest up to 20% of its net assets in short-term municipal securities, although the Fund may invest up to 100% as a temporary defensive measure in response to adverse market conditions.

UMB Scout Money Market Fund - Federal Portfolio and Prime Portfolio
Objective: Maximum income consistent with safety of principal and liquidity. Principal Risks: Fixed Income Risks.

UMB Scout Money Market Fund offers shares of two separate portfolios. The Federal Portfolio only invests in U.S. Government Securities, while the Prime Portfolio may also invest in other money market securities. Each Portfolio seeks to maintain a constant net asset value of $1.00 per share. The Portfolios pursue their objective by investing in high-quality, short-term debt instruments. Each Portfolio will maintain a weighted average maturity of 90 days or less.

How do the Portfolios of UMB Scout Money Market Fund choose securities in which to invest? As money market funds, the Portfolios select only high-quality, short-term obligations in which to invest. Examples of these securities follow.

Federal Portfolio - only invests in the following U.S. Government securities:

               Direct obligations of the U.S. Government, such as Treasury bills, notes and bonds.

               Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury; or which are secured by the right of the issuer to borrow from the Treasury; or are supported by the credit of the government agency or instrumentality itself.

The Federal Portfolio may also invest in these types of securities subject to repurchase agreements entered into with the seller of the issues.

Prime Portfolio - In addition to the securities eligible for purchase by the Federal Portfolio, the Prime Portfolio may also invest in:

               Domestic short-term obligations issued by larger U.S. commercial banks and Savings and Loan Associations which are members of the Federal Deposit Insurance Corporation, or holding companies of such banks.

               Short-term obligations issued by companies that meet the high credit-quality standards of the Portfolio.

You may request from us a free copy of the Statement of Additional Information for details about the credit standards to which the Fund's investments must adhere.

UMB Scout Tax-Free Money Market Fund
Objective: Highest level of income exempt from federal income tax consistent with quality and maturity standards.
Principal Risks: Fixed Income Risks.

In addition to its stated investment objective, UMB Scout Tax-Free Money Market Fund further seeks to maintain a stable net asset value of $1.00 per share.

How does UMB Scout Tax-Free Money Market Fund choose securities in which to invest? As a tax-free money market fund, the Fund selects only high-quality, short-term obligations in which to invest. Normally, the Fund will invest at least 80% of its assets in such securities issued by municipalities. The Fund may invest any remaining balance in taxable money market instruments, on a temporary basis, when the Advisor believes it is in the best interest of shareholders. However, the Fund has the ability to invest a higher percentage in taxable obligations when, in the opinion of the Advisor, extraordinary market conditions dictate such a defensive posture is in the best interest of shareholders. Such taxable instruments include: obligations of the U.S. government, its agencies and instrumentalities; certain certificates of deposit and bankers acceptances; or certain commercial paper.

You may request from us a free copy of the Statement of Additional Information for details about the credit standards to which the Fund's investments must adhere.

Shareholder approval is required to change the preceding objectives and policies except for the following:

         UMB Scout Stock Select Fund

         UMB Scout WorldWide Select Fund

         UMB Scout Kansas Tax-Exempt Bond Fund (as noted)

PRINCIPAL RISK FACTORS

As with any mutual fund, there is a risk that you could lose money by investing in the Funds.

MARKET RISKS

Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since UMB Scout Stock, Stock Select, Equity Index, Regional, WorldWide, WorldWide Select, Technology, Capital Preservation and Balanced Funds are normally invested in equity securities, the value of these Funds may go down. Different types of investments shift in and out of favor depending on market and economic conditions. At various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Funds will perform better or worse than other types of funds depending on what is in favor.

SMALL COMPANY RISKS

UMB Scout Regional Fund invests primarily in small companies. UMB Scout Technology Fund may also have a significant portion of its assets invested in small companies. Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to Funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of smaller companies are generally more volatile than the securities of larger, more established companies. Investments in UMB Scout Regional Fund and UMB Scout Technology Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. While these Funds cannot eliminate these risks, the Funds' Advisor tries to minimize risk by diversifying its investments across different companies and economic sectors.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than its Investment Advisor might prefer, or it may have to sell in small quantities over a period of time. The Fund tries to minimize this risk by investing in stocks that are readily bought and sold.

CONCENTRATION RISKS

The UMB Scout Technology Fund will be highly concentrated in companies engaged in technology business activities, particularly the computer and software industry. Therefore, it may be especially sensitive to changes in the general stock market and other economic conditions that affect those industries. Companies in the rapidly changing fields of science and technology often face special risks. For example, their products may prove commercially unsuccessful, become obsolete or become adversely impacted by a government regulation. Technology securities may experience significant price movements caused by disproportionate investor optimism or pessimism and earnings disappointments can result in sharp price declines. In addition, computer and software businesses are subject to intense competitive pressures and aggressive pricing which can negatively affect their stock price. The Fund is therefore likely to be much more volatile than a Fund that is exposed to a greater variety of industries, especially over the short term.

Fixed Income Risks

While each UMB Scout Money Market Fund seeks to preserve the value of your investment at $1.00 per share, the yields earned by the UMB Scout Money Market Funds will fluctuate. Investments in UMB Scout Money Market Funds are not insured or guaranteed by the F.D.I.C. or any government agency.

Yields and principal values of debt securities (bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates.
As interest rates go up, the value of debt securities tend to go down. As a result, the value of the UMB Scout Balanced Fund, UMB Scout Bond Fund and UMB Scout Kansas Tax-Exempt Bond Fund may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond.

The amount of dividends paid by Fixed Income Funds to you will vary depending on the amount of income they earn on their investments. It is possible an issuer of a debt security owned by one of the Funds could default on interest and/or principal payments that are payable to a Fund.

INTERNATIONAL RISKS

International investing by the UMB Scout WorldWide, WorldWide Select and Technology Funds pose additional risks such as currency fluctuations. If a security owned by a Fund is denominated in a foreign currency, the price of that security may go up in the local currency but cause a loss to the Fund when priced in U.S. dollars. International markets, especially in developing countries, are subject to political instability and are not always as liquid as in the U.S., sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as U.S. companies. These risks are inherently passed on to the company's shareholders, including the Funds, and in turn, to the Funds' shareholders.

GEOGRPAHIC RISKS

UMB Scout Regional Fund and UMB Scout Kansas Tax-Exempt Bond Fund invest in issuers connected with relatively limited geographic areas. These issuers are more susceptible to specific adverse economic or political occurrences or developments than are more geographically dispersed issuers. The Kansas economy is primarily centered on trade, services, government and manufacturing, with agriculture remaining as an important component. A slowdown in one or more of these sectors in the Kansas economy could hamper municipalities' ability to meet debt obligations and therefore cause losses to the Kansas Tax-Exempt Bond Fund.

TRACKING VARIANCE RISKS

UMB Scout Equity Index Fund is subject to the risk that its performance may not precisely track the performance of the S&P 500r Index. Tracking variance may result from purchases and redemptions, transaction costs, Fund expenses, changes in the composition of the Index and other factors. If securities the Fund owns underperform those in the Index, the Fund's performance will be lower than the Index. Under normal market conditions, the Fund expects the quarterly performance of the Fund to be within a .90 correlation with the Index, after expenses.

The UMB Scout Equity Index Fund is not sponsored, endorsed, sold or promoted by S&P,r nor does S&Pr guarantee the accuracy and/or completeness of the S&P 500r Index or data included therein. S&Pr makes no warranty, express or implied, as to the results obtained by the Fund, owners of the Fund, any person or any entity from the use of the S&P 500r Index or any data included therein.

PAST PERFORMANCE

The following tables provide an indication of the risks of investing in the Funds. The bar charts show how each Fund's returns have changed from year to year. The tables on the right show how each Fund's average annual returns for certain periods compare with those of one or more broad market benchmarks. The tables include all expenses of the Funds and assume that all dividends and capital gains distributions have been reinvested in new shares. Keep in mind that past performance is not necessarily an indication of how a Fund will perform in the future.

Information is not included for UMB Scout Stock Select Fund, UMB Scout Equity Index Fund, UMB Scout WorldWide Select Fund and UMB Scout Technology Fund because these Funds did not have a full calendar year of operations as of December 31, 1999.

UMB Scout Stock Fund
Chart - Annual Total Return as of December 31 of Each Year
90      91      92      93      94      95      96      97      98      99
-2.38   24.76   7.11    10.65   2.76    19.76   10.66   21.03   7.62    13.31

Best Quarter:   Q2 1999 = 13.70%
Worst Quarter:  Q3 1990 = -9.72%
Year-To-Date Returns (through September 30, 2000): = 12.34%

Average Annual Total Return as of December 31, 1999
                        1 Year  5 Years 10 Years
Stock Fund              13.31%   14.34%  11.23%
S&P 500 Index           21.04%   28.54%  18.20%
Lipper Growth & Income
        Fund Index      11.86%   20.60%  14.38%



UMB Scout Regional Fund

Chart - Annual Total Return as of December 31 of Each Year
90      91      92      93      94      95      96      97      98      99
-0.97   13.05   10.96   5.96    0.70    19.96   12.55   23.02   -3.68   1.26

Best Quarter:   Q2 1999 = 18.21%
Worst Quarter:  Q3 1998 = -13.61%
Year-To-Date Returns (through September 30, 2000): = 10.66%


Average Annual Total Return as of December 31, 1999
                        1 Year  5 Years 10 Years
Regional Fund            1.26%   10.13%   7.94%
Russell 2000 Index      21.26%   16.70%  13.40%
Lipper Small Cap
        Fund Index      35.27%   17.10%  15.05%


UMB Scout WorldWide Fund

Chart - Annual Total Return as of December 31 of Each Year
94      95      96      97      98      99
3.82    14.66   18.35   18.35   17.96   31.43

Best Quarter:   Q4 1999 = 16.08%
Worst Quarter:  Q3 1998 = -13.21%
Year-To-Date Returns (through September 30, 2000): = 10.43%


Average Annual Total Return as of December 31, 1999
                        1 Year  5 Years Since Inception*
WorldWide Fund          31.43%   20.02%      17.31%
MSCI EAFE Index         26.96%   12.83%       7.01%
Lipper Global Fund
        Index           33.68%   18.40%      12.68%

*Inception Date: September 14, 1993



UMB Scout Capital Preservation Fund

Chart - Annual Total Return as of December 31 of Each Year
98      99
-9.60   10.41

Best Quarter:   Q2 1999 = 9.58%
Worst Quarter:  Q3 1998 = -6.26%
Year-To-Date Returns (through September 30, 2000): = 1.23%


Average Annual Total Return as of December 31, 1999
                                        1 Year  Since Inception*
Capital Preservation Fund               10.41%       -0.12%
Goldman Sachs Commodity Index           40.92%       -0.49%

*Inception Date: February 23, 1998
UMB Scout Balanced Fund

Chart - Annual Total Return as of December 31 of Each Year
96      97      98      99
6.09    10.12   3.16    -1.03

Best Quarter:   Q1 1998 = 5.37%
Worst Quarter:  Q3 1998 = -2.47%
Year-To-Date Returns (through September 30, 2000): = 7.84%


Average Annual Total Return as of December 31, 1999
                                        1 Year  Since Inception*
Balanced Fund                           -1.03%        4.56%
S&P 500 Index                           21.04%       28.54%
Lipper Balanced Fund Index               8.98%        N/A

*Inception Date: December 6, 1995


UMB Scout Bond Fund

Chart - Annual Total Return as of December 31 of Each Year
90      91      92      93      94      95      96      97      98      99
8.04    13.24   6.61    8.33    -3.07   14.03   3.54    7.27    7.14    0.19

Best Quarter:   Q2 1995 = 4.84%
Worst Quarter:  Q1 1994 = -2.42%
Year-To-Date Returns (through September 30, 2000): = 5.56%


Average Annual Total Return as of December 31, 1999
                                1 Year  5 Years 10 Years
Bond Fund                       0.19%    6.34%    6.42%
Lehman Bros. Gov./Corp.
        Intermed.               0.39%    7.09%    7.26%
Lipper Intermediate Inv.
        Grade Fund Index       -0.98%    7.08%    7.06%


UMB Scout Kansas Tax-Exempt BOND Fund


Chart - Annual Total Return as of December 31 of Each Year
98      99
7.62*   13.31

Best Quarter:   Q3 1998 = 2.15%
Worst Quarter:  Q2 1999 = -0.91%
Year-To-Date Returns (through September 30, 2000): = 4.00%


Average Annual Total Return as of December 31, 1999
                                1 Year  Since Inception*
Kansas Tax-Exempt
        Bond Fund                0.68%        2.21%
Lehman Bros. 5-Year
         Municipals Index        0.73%         N/A

*Inception Date: February 23, 1998


UMB Scout Money Market Fund - Federal Portfolio

Chart - Annual Total Return as of December 31 of Each Year
90      91      92      93      94      95      96      97      98      99
7.84    5.71    3.44    2.71    3.75    5.54    4.97    5.09    5.04    4.67

Best Quarter:   Q2 1990 = 1.93%
Worst Quarter:  Q2 1993 = 0.66%
Year-To-Date Returns (through September 30, 2000): = 5.62%


Average Annual Total Return as of December 31, 1999
                                1 Year  5 Years 10 Years
Money Market Fund -
        Federal                 4.67%     5.06%   4.87%
Merrill Lynch 91-Day
        Treasury Bill Index     4.77%     5.03%   4.87%
Lipper Money Market
        Fund Index              5.70%     5.14%   4.75%


UMB Scout Money Market Fund - Prime Portfolio

Chart - Annual Total Return as of December 31 of Each Year
90      91      92      93      94      95      96      97      98      99
7.97    5.78    3.46    2.75    3.80    5.59    5.03    5.17    5.14    4.76

Best Quarter:   Q2 1990 = 1.96%
Worst Quarter:  Q2 1993 = 0.67%
Year-To-Date Returns (through September 30, 2000): = 5.75%

Average Annual Total Return as of December 31, 1999
                                1 Year  5 Years 10 Years
Money Market Fund -
        Prime                   4.76%     5.14%   4.94%
Merrill Lynch 91-Day
        Treasury Bill Index     4.77%     5.03%   4.87%
Lipper Money Market
        Fund Index              5.70%     5.14%   4.75%



UMB Scout Tax-Free Money Market Fund

Chart - Annual Total Return as of December 31 of Each Year
90      91      92      93      94      95      96      97      98      99
5.41    4.04    2.56    2.00    2.40    3.31    2.99    3.12    2.94    2.71

Best Quarter:   Q4 1990 = 1.36%
Worst Quarter:  Q1 1994 = 0.44%
Year-To-Date Returns (through September 30, 2000): = 12.34%


Average Annual Total Return as of December 31, 1999
                                1 Year  5 Years 10 Years
Tax-Free Money Market
        Fund                     2.71%   3.02%   3.14%
Merrill Lynch 91-Day
        Treasury Bill Index      4.77%   5.03%   4.87%
Lipper Tax-Free Money
        Market Fund Index        3.46%   3.14%   3.13%


FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the different Funds. UMB Scout Equity Index Fund and UMB Scout Technology Fund are new Funds as of May 2000, so the amounts of "Other Expenses," "Total Annual Fund Expenses" and the "Example" are based on estimates for the first year of operations.

                                                UMB     UMB
                                        UMB    Scout   Scout    UMB    UMB
                                       Scout   Stock   Equity  Scout   Scout
                                       Stock   Select  Index Regional WorldWide
                                        Fund    Fund    Fund    Fund    Fund
Shareholder Fees
(fees paid directly from
your investment)
        Maximum Sales Charge (Load)
                Imposed on Purchases    None    None    None    None    None
        Maximum Deferred
                Sales Charge (Load)     None    None    None    None    None
        Maximum Sales Charge (Load)
                Imposed on Reinvested
                Dividends               None    None    None    None    None
        Redemption Fee                  None    None    None    None    None
        Exchange Fee                    None    None    None    None    None

Annual Fund Operating Expenses
(expenses deducted from Fund assets)
        Management Fees                 .85%   .85%    .40%    .85%    1.10%*
        Distribution (12b-1) Fees       None    None    None    None    None
        Other Expenses                  .02%    None    .02%    .06%    .03%
        Total Annual Fund
                Operating Expenses      .87%     .85%   .42%    .91%    1.13%
Less Manager's Fee Waiver/Payments      N/A     N/A    (.12%)**  N/A     N/A
Revised Total Annual Fund
        Operating Expenses              .87%    .85%    .30%    .91%    1.13%






                                                        UMB
                                       UMB     UMB     Scout
                                      Scout   Scout    Capital  UMB    UMB
                                    WorldWide  Tech-   Preser- Scout  Scout
                                      Select  nology  vation Balanced  Bond
                                       Fund    Fund    Fund    Fund    Fund
Shareholder Fees
(fees paid directly from
your investment)
        Maximum Sales Charge (Load)
                Imposed on Purchases    None    None    None    None    None
        Maximum Deferred
                Sales Charge (Load)     None    None    None    None    None
        Maximum Sales Charge (Load)
                Imposed on Reinvested
                Dividends               None    None    None    None    None
        Redemption Fee                  None    None    None    None    None
        Exchange Fee                    None    None    None    None    None

Annual Fund Operating Expenses
(expenses deducted from Fund assets)
        Management Fees                 1.10%* 1.50%   .85%     .85%   .85%
        Distribution (12b-1) Fees       None    None    None    None    None
        Other Expenses                  None    .03%     None   .02%    .02%
        Total Annual Fund
                Operating Expenses      1.10%   1.53%   .85%     .87%   .87%
Less Manager's Fee Waiver/Payments       N/A  (.43%)***  N/A      N/A    N/A
Revised Total Annual Fund
        Operating Expenses              1.10%   1.10%   .85%    .87%    .87%


                                     UMB Scout       UMB Scout       UMB Scout
                                     Kansas Tax-  Money Market Fund  Tax-Free
                                    Exempt Bond    Federal Prime   Money Market
                                        Fund        Fund    Fund      Fund
Shareholder Fees
(fees paid directly from
your investment)
        Maximum Sales Charge (Load)
                Imposed on Purchases    None    None    None    None
        Maximum Deferred
                Sales Charge (Load)     None    None    None    None
        Maximum Sales Charge (Load)
                Imposed on Reinvested
                Dividends               None    None    None    None
        Redemption Fee                  None    None    None    None
        Exchange Fee                    None    None    None    None

Annual Fund Operating Expenses
(expenses deducted from Fund assets)
        Management Fees                 .50%   .50%    .50%    .50%
        Distribution (12b-1) Fees       None    None    None    None
        Other Expenses                  None    .01%    .01%    .02%
        Total Annual Fund
                Operating Expenses      .50%    .50%    .51%    .52%
Less Manager's Fee Waiver/Payments       N/A     N/A     N/A     N/A
Revised Total Annual Fund
        Operating Expenses              .50%    .51%    .51%    .52%



        * Under its Management Agreement with the UMB Scout WorldWide and UMB Scout WorldWide Select Funds, UMB Bank, n.a. will receive management fees from each Fund based upon an annual rate of 1.10% of the first $500 million of average daily net assets, 1.00% of the next $500 million and .90 of 1% on average daily net assets over $1 billion.
        ** The Manager of the UMB Scout Equity Index Fund has entered into an agreement to waive its fees and/or make expense payments through the fiscal year ending June 30, 2001 so that actual total net annual fund operating expenses do not exceed 0.30% of average daily net assets.
        *** The Manager of the UMB Scout Technology Fund has entered into an agreement to waive its fees and/or to make expense payments through the fiscal year ending June 30, 2001 so that actual total net annual fund operating expenses do not exceed 1.10% of average daily net assets.



Examples

The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              UMB Scout   UMB Scout     UMB Scout     UMB Scout    UMB Scout
                Stock   Stock Select   Equity Index    Regional    WorldWide
                Fund        Fund          Fund           Fund         Fund

1 Year          $   89     $   87        $   31          $   93       $  115
3 Years         $  278     $  271        $  128          $  290       $  359
5 Years         $  482     $  471        $  224          $  504       $  622
10 Years        $1,073     $1,049        $  505          $1,120       $1,375


              UMB Scout                UMB Scout
              WorldWide   UMB Scout     Capital        UMB Scout    UMB Scout
               Select    Technology   Preservation     Balanced       Bond
                Fund        Fund          Fund           Fund         Fund

1 Year          $  112     $  112        $   87           $   89      $   89
3 Years         $  350     $  474        $  271           $  278      $  278
5 Years         $  606     $  818        $  471           $  482      $  482
10 Years        $1,340     $1,791        $1,049           $1,073      $1,073


              UMB Scout        UMB Scout             UMB Scout
             Kansas Tax-    Money Market Fund         Tax-Free
             Exempt Bond   Federal        Prime      Money Market
                Fund        Fund          Fund          Fund

1 Year          $   51     $   52        $   52        $   54
3 Years         $  160     $  164        $  164        $  170
5 Years         $  280     $  285        $  285        $  296
10 Years        $  628     $  640        $  640        $  665


INVESTMENT ADVISOR AND MANAGER

UMB Bank, n.a. is each Fund's Manager and Investment Advisor and is located at 1010 Grand, Kansas City, Missouri. UMB Bank, n.a. maintains an experienced investment analysis and research staff that serves a broad variety of individual, corporate and institutional clients.

A management team led by William Greiner has been responsible for investment decisions for the UMB Scout Technology Fund since its inception in April, 2000. The same team has also been responsible for UMB Scout Regional Fund and UMB Scout Bond Fund since October, 2000. Mr. Greiner has been the chief investment officer at UMB Bank since 1999. Prior to that, he managed investments at Northern Trust Company, Chicago, Illinois. Mr. Greiner has over 16 years of investment management experience. James L. Moffett has been portfolio manager of UMB Scout Stock Fund and UMB Scout Stock Select Fund since May 1999. In addition, he has managed UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund since 1993 and May 1999, respectively. He is a Chartered Financial Analyst and has over 32 years of investment management experience. He joined UMB Bank, n.a. (previously Commercial National Bank) in 1979. David R. Bagby has been portfolio manager of UMB Scout Capital Preservation Fund since 1998. He joined UMB Bank, n.a, in 1993 and is a Chartered Financial Analyst with over 26 years of investment management experience. James A. Reed II assumed portfolio management responsibility for UMB Scout Balanced Fund in October, 2000. M. Kathryn Gellings and Rex Matlack have been portfolio managers of UMB Scout Kansas Tax-Exempt Bond Fund since 1998. Ms. Gellings joined UMB Bank, n.a. in 1986 and has 13 years of investment experience. Mr. Matlack has 18 years of investment experience and joined UMB Bank, n.a. in 1993. He is a Chartered Financial Analyst. William A. Faust has been portfolio manager of both the Federal and Prime Portfolios of UMB Scout Money Market Fund since 1995. He joined UMB Bank, n.a. in 1983 and has over 29 years of investment management experience. J. Eric Kelley has been portfolio manager of UMB Scout Tax-Free Money Market Fund since 1996. He joined UMB Bank, n.a. in 1995 and has over nine years of investment experience.

As Manager, UMB Bank, n.a. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; officers, directors and other personnel; rent; shareholder services; and other items incidental to corporate administration. Operating expenses not required in the normal operation of a Fund are payable by the Fund. These expenses include taxes, interest, governmental charges and fees, including registration of the Funds' shares with the Securities and Exchange Commission and fees payable to various states. Each Fund also pays its own brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

UMB Bank, n.a. employs Jones & Babson, Inc. at its own expense to provide shareholder accounting system and transfer agency services. Jones & Babson also acts as the Funds' principal underwriter and distributor. Jones & Babson is a mutual fund servicing organization that was founded in 1959.

For its services, UMB Scout Stock Fund, UMB Scout Stock Select Fund, UMB Scout Regional Fund, UMB Scout Capital Preservation Fund, UMB Scout Balanced Fund and UMB Scout Bond Fund each pay UMB Bank, n.a. a fee at the annual rate of 85/100 of one percent (0.85%) of their average daily net assets. For its services, UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund each pay UMB Bank, n.a. a fee at the annual rate of one and ten percent (1.10%) of average daily net assets. For its services, the UMB Scout Equity Index Fund pays UMB Bank, n.a. a fee at the annual rate of 40/100 of one percent (0.40%) of average daily net assets. Through the fiscal year ending June 30, 2001, the manager has entered into a contractual agreement with the UMB Scout Equity Index Fund to limit annual fund operating expenses to 30/100 of one percent (0.30%) of average daily net assets. For its services, the UMB Scout Technology Fund pays UMB Bank, n.a. a fee at the annual rate of one and one-half percent (1.50%) of average daily net assets. Through the fiscal year ending June 30, 2001, the manager has entered into a contractual agreement with the UMB Scout Technology Fund to limit annual fund operating expenses to 1.10% of average daily net assets. In addition, UMB Scout Kansas Tax-Exempt Bond Fund, UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund pay UMB Bank, n.a.
a fee at the annual rate of 50/100 of one percent (0.50%) of average daily net assets. These fees are computed daily and paid semi-monthly.

The Management Agreement limits the liability of UMB Bank, n.a. as well as it officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties.

UMB Bank, n.a. from its own resources, may compensate its affiliates for marketing, shareholder servicing, recordkeeping and/or other services performed with respect to the Fund's shares. This includes a fee paid by UMB Bank, n.a. to UMB Scout Brokerage Services, Inc. on UMB Scout Fund shares held in customer accounts at UMB Scout Brokerage Services, Inc.

INVESTMENT SUB-ADVISOR

UMB Bank, n.a. employs at its own expense Northern Trust Quantitative Advisors, Inc. (The"Sub-Advisor"), an Illinois state-chartered trust company, to assist in the day-to-day management function of the UMB Scout Equity Index Fund. The Sub-Advisor and its affiliates administer in various capacities (including as master trustee, investment manager and custodian) over $1 trillion of assets as of December 31, 1999. The Sub- Advisor is located at 50 S. LaSalle Street, Chicago, Illinois 60675.

FINANCIAL HIGHLIGHTS

UMB SCOUT STOCK FUND
The financial highlights table is intended to help you understand the Fund's financial performance for the past five years pertaining to its UMB Scout Stock Fund series. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                                   YEARS ENDED JUNE 30,
                                           2000    1999    1998    1997    1996


Net assets, beginning of year            $20.53  $19.63  $18.33  $16.69  $16.36
    Income from investment operations:
           Net investment income           0.32    0.37    0.41    0.43    0.48
           Net realized and unrealized
              gains on securities          0.16    2.18    2.33    2.23    1.36
    Total from investment operations       0.48    2.55    2.74    2.66    1.84

    Distributions from:
           Net investment income          (0.27)  (0.41)  (0.40)  (0.42)  (0.47)
           Net realized gain
              on investment transactions  (2.24)  (1.24)  (1.04)  (0.60)  (1.04)
    Total distributions                   (2.51)  (1.65)  (1.44)  (1.02)  (1.51)

Net asset value, end of year             $18.50  $20.53  $19.63  $18.33  $16.69

Total return                                 3%     14%     15%     16%     12%



Ratios/Supplemental Data
Net assets, end of year (in millions)    $  147  $  182  $  195  $  193  $  171
Ratio of expenses to average net assets   0.87%   0.87%   0.86%   0.86%   0.85%
Ratio of net investment income
        to average net assets             1.29%   1.93%   2.07%   2.48%   2.81%
Portfolio turnover rate                     30%     14%     10%     16%     28%

UMB SCOUT STOCK SELECT FUND

The financial highlights table is intended to help you understand the Fund's financial performance since inception pertaining to its UMB Scout Stock Select Fund series. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.



                                         YEAR ENDED      MAY 17, 1999
                                        JUNE 30, 2000   TO JUNE 30, 1999*


Net asset value, beginning of period      $  10.08        $  10.00

  Income from investment operations:
     Net investment income                    0.10            0.01
     Net realized and unrealized
        gains on securities                  (0.48)           0.07
  Total from investment operations           (0.38)           0.08

  Distributions from:
     Net investment income                   (0.10)             -
     Net realized gain on investment
        transactions                         (0.01)             -
  Total distributions                        (0.11)             -

Net asset value, end of year              $   9.59        $  10.08

Total return                                  (4%)            6%**



Ratios/Supplemental Data
Net assets, end of year (in millions)      $      9       $      2
Ratio of expenses to average net assets       0.80%           0.85%
Ratio of net investment income to average
        net assets                            1.26%           2.35%
Portfolio turnover rate                         11%              7%


*The Fund was capitalized on March 17, 1999, with $100,000, representing
10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 17, 1999, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.

**The return is not annualized



UMB SCOUT EQUITY INDEX FUND

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.



                                                           JUNE 30, 2000*
Net asset value, beginning of period                          $  10.00

   Income from investment operations:
      Net investment income                                       0.01
      Net realized and unrealized gains on securities             0.01
   Total from investment operations                               0.02

Net asset value, end of period                                $  10.02

Total return                                                        0%**



Ratios/Supplemental Data
Net assets, end of period (in millions)                        $    15
Ratio of expenses to average net assets                           0.30%
Ratio of net investment income to average net assets              1.21%
Portfolio turnover rate                                             12%


*The Fund was capitalized on April 12, 2000, with $100,000, representing
10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 1, 2000, at which time net asset value was $10.00 per share.

Ratios for this initial period of operation are annualized.
**The return is not annualized

UMB SCOUT REGIONAL FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                                              JANUARY 1, YEAR
                                                                 1996    ENDED
                                                                  TO    DECEMBER
                                 YEARS ENDED JUNE 30,           JUNE 30,   31,
                                 2000    1999    1998    1997    1996*    1995
Net asset value, beginning of
        period                 $ 11.39 $ 11.76 $ 11.21 $ 10.38 $ 10.11 $  9.20

   Income from investment
   operations:
      Net investment income       0.13    0.19    0.20    0.22    0.10    0.19
      Net realized and
        unrealized gains or
        (losses) on securities   (1.12)   0.18    1.38    1.32    0.67    1.62
   Total from investment
   operations                    (0.99)   0.37    1.58    1.54    0.77    1.81

   Distributions from:
      Net investment income      (0.10)  (0.22)  (0.22)  (0.18)  (0.10)  (0.19)
      Net realized gain
         on investment
         transactions            (0.48)  (0.52)  (0.81)  (0.53)  (0.40)  (0.71)
   Total distributions           (0.58)  (0.74)  (1.03)  (0.71)  (0.50)  (0.90)

Net asset value, end of period $  9.82 $ 11.39 $ 11.76 $ 11.21 $ 10.38 $ 10.11


Total return                       (9%)     4%     14%     15%     15%     20%



Ratios/Supplemental Data
Net assets, end of period
        (in millions)          $    30 $    44 $    50 $    49 $    42 $    36
Ratio of expenses to
        average net assets       0.91%   0.89%   0.85%   0.87%   0.86%   0.89%
Ratio of net investment income
        to average net assets    1.43%   1.76%   1.54%   2.09%   1.94%   1.95%

Portfolio turnover rate            16%     13%     13%     20%     29%     37%


*Ratios for this period of operation are annualized.

UMB SCOUT WORLDWIDE FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years pertaining to its UMB Scout WorldWide Fund series. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request. The information for the fiscal year ending on December 31, 1995, is covered by the report of other auditors.


                                                              JANUARY 1, YEAR
                                                                 1996    ENDED
                                                                  TO   DECEMBER
                                 YEARS ENDED JUNE 30,           JUNE 30,   31,
                                 2000    1999    1998    1997    1996*    1995
Net asset value, beginning of
        period                 $ 20.38 $ 18.62 $ 16.00 $ 12.90 $ 12.08 $ 10.84

   Income from investment
   operations:
      Net investment income       0.28    0.26    0.29    0.26    0.14    0.22
      Net realized and
        unrealized gains or
        on securities             3.64    1.75    2.87    3.12    0.86    1.36
   Total from investment
   operations                     3.92    2.01    3.16    3.38    1.00    1.58

   Distributions from:
      Net investment income      (0.12)  (0.23)  (0.32)  (0.21)  (0.14)  (0.22)
      Net realized gain
         on investment
         transactions            (0.71)  (0.02)  (0.22)  (0.07)  (0.04)  (0.12)
   Total distributions           (0.83)  (0.25)  (0.54)  (0.28)  (0.18)  (0.34)

Net asset value, end of period $ 23.47 $ 20.38 $ 18.62 $ 16.00 $ 12.90 $ 12.08


Total return                       19%     11%     20%     26%     17%**   15%

Ratios/Supplemental Data
Net assets, end of period
        (in millions)          $  302 $   181 $    83 $    48 $    31 $    24
Ratio of expenses to
        average net assets       0.91%   0.86%   0.87%   0.86%   0.85%   0.85%
Ratio of net investment income
        to average net assets    1.29%   1.69%   2.01%   1.93%   2.40%   1.97%

Portfolio turnover rate             8%      8%      3%     18%      5%     27%


*Ratios for this initial period of operation are annualized.
**The return is not annualized.



UMB SCOUT WORLDWIDE SELECT FUND

The financial highlights table is intended to help you understand the Fund's financial performance since inception pertaining to its UMB Scout WorldWide Select Fund series. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                                YEAR ENDED      MAY 17, 1999
                                              JUNE 30, 2000   TO JUNE 30, 1999*

Net asset value, beginning of period            $   10.20         $   10.00

   Income from investment operations:
      Net investment income                          0.10              0.01
      Net realized and unrealized gains
        on securities                                1.75              0.19
   Total from investment operations                  1.85              0.20

   Distributions from:
      Net investment income                         (0.10)               -
      Net realized gain on investment
        transactions                                (0.05)               -
   Total distributions                              (0.15)               -

   Net asset value, end of period               $   11.90         $   10.20

   Total return                                       18%               16%**



Ratios/Supplemental Data
Net assets, end of period (in millions)         $      36         $       3
Ratio of expenses to average net assets              0.85%             0.85%
Ratio of net investment income to average
        net assets                                   1.53%             1.90%
Portfolio turnover rate                                 6%                6%


*The Fund was capitalized on March 17, 1999, with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 17, 1999, at which time net asset value was $10.00 per share.Ratios for this initial period of operation are annualized.

**The return is not annualized.


UMB SCOUT TECHNOLOGY FUND

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


                                                         APRIL 28, 2000
                                                        TO JUNE 30, 2000*
Net asset value, beginning of period                       $    10.00

   Income from investment operations:
      Net realized and unrealized gains on securities            0.08
   Total from investment operations                              0.08

Net asset value, end of period                             $    10.08

Total return                                                        1%**



Ratios/Supplemental Data
Net assets, end of year (in millions)                      $        5
Ratio of expenses to average net assets                          1.10%
Ratio of net investment income to average net assets            (0.13%)
Portfolio turnover rate                                            10%


*The Fund was capitalized on April 12, 2000, with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 1, 2000, at which time net asset value was $10.00 per share.

Ratios for this initial period of operation are annualized.

**The return is not annualized

ABA #101000695
For UMB Scout Funds/ AC=98 01186957

Please provide your fund number, account number and name on account

How to open an account

Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($1,000 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds may be delayed.

How to add to an account

Wire share purchases ($500 minimum) should include the names of each account owner, your account number and the UMB Scout Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.

How to sell shares

Redemption proceeds ($500 minimum) may be wired to your pre-identified bank account. A minimal fee may be deducted. If we receive your request before 4:00 p.m. (Eastern Standard Time) we will normally wire funds the following business day. If we receive your request later in the day, we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

How to exchange shares

Not applicable.


Through automatic transaction plans

You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

How to open an account

Not applicable.

How to add to an account

Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

How to sell shares

Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

How to exchange shares

Monthly Exchanges:
You may authorize monthly exchanges from your account ($100 minimum) to another UMB Scout Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service. You must own shares in an open account valued at $2,500 or more when you first authorize monthly exchanges.


UMB Scout Funds
100% No-Load Mutual Funds
Stock Fund
Stock Select Fund
Equity Index Fund
Regional Fund
WorldWide Fund
WorldWide Select Fund
Technology Fund
Capital Preservation Fund
Balanced Fund
Bond Fund
Kansas Tax-Exempt Bond Fund*
Money Market Fund
  Federal Portfolio
  Prime Portfolio
Tax-Free Money Market Fund

*Available in Kansas and Missouri only.

Investment Advisor and Manager
UMB Bank, n.a.,
Kansas City, Missouri

Auditors
Baird, Kurtz & Dobson,
Kansas City, Missouri

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

Custodian
UMB Bank, n.a.
Kansas City, Missouri

Underwriter, Distributor
and Transfer Agent
Jones & Babson, Inc.
Kansas City, Missouri


Additional Information

The Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds' annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may obtain a free copy of these documents by contacting the Funds by telephone, mail or e-mail as shown below. You also may call the toll-free number given below to request other information about the Funds and to make shareholder inquiries.

You may review and copy the SAI and other information about the Funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (1-202-942-8090) or by visiting the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission,Washington, DC 20549-0102.

SEC registration numbers
811-3557  Stock Fund            811-7472  WorldWide Select Fund
811-3558  Bond Fund             811-3557  Stock Select Fund
811-09813  Technology Fund      811-08513  Kansas Tax-Exempt Bond Fund
811-09813  Equity Index Fund    811-08511  Capital Preservation Fund
811-3528   Money Market Fund
811-4860  Regional Fund
811-7323  Balanced Fund
811-3556   Tax-Free Money Market Fund
811-7472  WorldWide Fund


UMB Scout Funds

P.O. Box 219757
Kansas City, MO 64121-9757

Toll Free 800-996-2862

www.umb.com

"UMB," "Scout" and the Scout design are registered service marks of UMB Financial Corporation.

PART B

UMB SCOUT EQUITY INDEX FUND
UMB SCOUT STOCK FUND
UMB SCOUT REGIONAL FUND
UMB SCOUT WORLDWIDE FUND
UMB SCOUT TECHNOLOGY FUND
UMB SCOUT CAPITAL PRESERVATION FUND
UMB SCOUT BALANCED FUND
UMB SCOUT BOND FUND
UMB SCOUT KANSAS TAX-EXEMPT BOND FUND
UMB SCOUT MONEY MARKET FUND
UMB SCOUT TAX-FREE MONEY MARKET FUND
UMB SCOUT STOCK SELECT FUND
UMB SCOUT WORLDWIDE SELECT FUND



STATEMENT OF ADDITIONAL INFORMATION


October 31, 2000



This Statement of Additional Information is not a Prospectus but should be read in conjunction with the current Funds' Prospectus dated October 31, 2000. To obtain the Prospectus or any Annual or Semi-Annual Report to shareholders, please call the Fund toll-free at 1-800-996-2862, or in the Kansas City area 816-751-5900.







JB61



TABLE OF CONTENTS
                                                                        Page
Introduction                                                            3
Investment Objective, Strategies and Risks                              3
UMB Scout Equity Index Fund                                             3
UMB Scout Stock Fund                                                    4
UMB Scout Regional Fund                                                 4
UMB Scout WorldWide Fund                                                5
UMB Scout Technology Fund                                               6
UMB Scout Capital Preservation Fund                                     7
UMB Scout Balanced Fund                                                 8
UMB Scout Bond Fund                                                     8
UMB Scout Kansas Tax-Exempt Bond Fund                                   9
UMB Scout Money Market Fund                                             16
UMB Scout Tax-Free Money Market Fund                                    17
UMB Scout WorldWide Select Fund                                         18
UMB Scout Stock Select Fund                                             19
Investment Policy Related to All Funds                                  19
Risk Factors                                                            20
Risk Factors Applicable to Foreign Investments                          20
Risk Factors Applicable to Repurchase Agreements                        21
Risk Factors Applicable to Money Market Instruments                     21
Risk Factors Applicable to Inverse Floaters                             21
Risk Factors Applicable to Futures Transactions                         21
Investment Restrictions                                                 22
Portfolio Transactions                                                  29
Performance Measures                                                    30
Yield of UMB Scout Money Market Fund and UMB Scout Tax-Free Money
Market Fund                                                             30
Tax Equivalent Yield of UMB Scout Kansas Tax-Exempt Bond Fund           31
Total Return                                                            31
Performance Comparisons                                                 32
How the Funds' Shares are Distributed                                   33
How Share Purchases are Handled                                         33
Redemption of Shares                                                    34
Signature Guarantees                                                    35
Additional Purchase and Redemption Policies                             35
Holidays                                                                36
Dividends, Distributions and Taxes                                      37
Management and Investment Advisor                                       39
Officers and Directors                                                  40
Compensation Table                                                      42
Underwriter and Distributor                                             42
Transfer Agent                                                          42
Custodian                                                               42
Independent Auditors                                                    43
General Information and History                                         43
Fixed Income Securities Ratings                                         44
Municipal Securities Ratings                                            48
Financial Statements                                                    50

"UMB" and "Scout" are registered service marks of UMB Financial Corporation.

INTRODUCTION

The UMB Scout Funds (the "Funds'), except for the UMB Scout Kansas Tax-Exempt Bond Fund, are classified as open-end, diversified management investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, diversified generally means that each Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and securities issued by investment companies) or purchase more than 10% of the voting securities of any one issuer.

The UMB Scout Kansas Tax-Exempt Bond Fund is a non-diversified management investment company under the 1940 Act. As a non-diversified investment company, the Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. The Fund is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified Fund. In particular, the Fund is more susceptible to any single adverse economic or political occurrence or development affecting issuers of Kansas municipal obligations.

This Statement of Additional Information (SAI) supplements the information contained in the combined Prospectus for the Funds. The Prospectus outlines the principal investment strategies and risks of the Funds, and this SAI contains some of the same information, as well as information about additional strategies and risks.


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

UMB Scout Equity Index Fund
The UMB Scout Equity Index Fund seeks to provide investment results that track, as closely as possible, the performance of the Standard & Poor'sr 500 Composite Stock Price Index (the "S&P 500r Index").

The S&P 500r Index is a market value-weighted index consisting of 500 common stocks which are traded on the New York Stock Exchange, American Stock Exchange and the Nasdaq National Market System and selected by Standard & Poor's Corporation ("Standard & Poor's") through a detailed screening process starting on a macro-economic level and working toward a micro-economic level dealing with company-specific information such as market value, industry group classification, capitalization and trading activity. Standard & Poor's primary objective for the S&P 500r Index is to be the performance benchmark for the U.S. equity markets. The companies chosen for inclusion in the S&P 500r Index tend to be leaders in important industries within the U.S. economy. However, companies are not selected by Standard & Poor's for inclusion because they are expected to have superior stock price performance relative to the market in general or other stocks in particular. Standard & Poor's makes no representation or warranty, implied or express, to purchasers of UMB Scout Equity Index Fund shares or any member of the public regarding the advisability of investing in the Fund or the ability of the S&P 500r Index to track general stock market performance.

"Standard & Poor's r", "S&Pr", "S&P 500r", "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by UMB Bank, n.a. (the "Licensee").

The UMB Scout Equity Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&Pr makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500r Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&Pr and of the S&P 500r Index which is determined, composed and calculated by S&Pr without regard to the Licensee or the Fund. S&Pr has no obligation to take the needs of the Licensee or the shareholders of the Fund into consideration in determining, composing or calculating the S&P 500r Index. S&Pr is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of shares of the Fund or in the determination or calculation of the equation by which shares of the Fund are to be redeemed. S&Pr has no obligation or liability in connection with the administration, marketing or trading of the Fund.

        S&Pr DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500r INDEX OR ANY DATA INCLUDED THEREIN AND S&Pr SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&Pr MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, THE FUND, SHAREHOLDERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE
S&P 500r INDEX OR ANY DATA INCLUDED THEREIN. S&Pr MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500r INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&Pr HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Tracking Variance. The UMB Scout Equity Index Fund is subject to the risk of tracking variance. Tracking variance may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by the Fund and the resulting transaction costs which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate organizations are made to conform the Fund's holdings with its investment objective. Tracking variance may also occur due to factors such as the size of the Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the S&P 500r Index or the manner in which the Index is calculated or because the indexing and investment approach of the Investment Advisor does not produce the intended goal of the Fund. In the event the performance of the Fund is not comparable to the performance of the S&P 500r Index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures. If substantial deviation in the Fund's performance were to continue for extended periods, it is expected that the Board of Trustees would consider recommending to shareholders possible changes to the Fund's investment objective.

UMB Scout Stock Fund
The Fund will normally invest at least 80% of its total assets (exclusive of cash) in common stocks. The Fund does not intend to concentrate its investments in any particular industry. Without the approval of shareholders it will not purchase a security if as a result of such purchase more than 25% of its assets will be invested in a particular industry.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Funds attempt to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

UMB Scout Regional Fund
The Fund will seek to achieve its objective by normally investing at least 80% of its total assets (exclusive of cash) in a diversified portfolio of common stocks of smaller companies either located in or having a substantial portion of their business in Missouri, Kansas, Iowa, Nebraska, Arkansas, Oklahoma, Illinois and Colorado. While the Fund's investments will be concentrated in the eight-state region previously described, it does not intend to concentrate its investments in any particular industry. Without the approval of shareholders, it will not purchase a security if as a result of such purchase more than 25% of its assets will be invested in a particular industry. Although there is no intention to concentrate Fund investments in one or more of the states mentioned above, there is no limitation upon investments in any particular state.

The Fund will normally invest at least 75% of its assets in investment-grade common stocks, but reserves the right to temporarily invest for defensive purposes less than 75% of its assets in common stocks if, in the opinion of the Fund's manager prevailing market conditions warrant. The Fund may invest the balance, up to 100% of its assets, in preferred stocks or defensive issues such as short-term money market instruments, commercial paper, bankers' acceptances, certificates of deposit and other debt securities such as corporate bonds rated A or better by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or U.S. government issues such as treasury bills, treasury notes and treasury bonds.

Necessary reserves will be held in cash or short-term debt obligations, including repurchase agreements (see below), readily changeable to cash. The manager believes, however, that there may be times when the shareholders' interests are best served and the Fund's investment objectives are most likely to be achieved, by investing in securities convertible into common stocks, or defensive issues such as high-grade bonds or other defensive issues. It retains the freedom to administer the portfolio of the fund accordingly when, in its judgment, economic and market conditions make such a course desirable.

The Fund also may invest in issues of the United States Treasury and United States government agencies subject to repurchase agreements entered into with the seller of the issue. The use of repurchase agreements by the Fund involves certain risks. For a discussion of repurchase agreements and their risks see "Risk Factors Applicable to Repurchase Agreements."

UMB Scout WorldWide Fund
UMB Scout WorldWide Fund intends to invest at least 80% of its assets in a diversified portfolio of equity securities (common stocks and securities convertible into common stocks) of established companies either located outside the United States or whose primary business is carried on outside the country. However, the Fund reserves the right to invest directly in foreign securities or to purchase American Depository Receipts (ADR's), European Deposit Receipts (EDR's) and International Depository Receipts (IDR's), in bearer form, which are designed for use in European and other securities markets.

In pursuing its investment objective, the Fund will look at such factors as the company's assets, personnel, sales, earnings and location of its corporate headquarters to determine whether more than 50% of such assets, personnel, sales or earnings are located outside the United States and therefore the company's primary business is carried on outside the United States.

The Fund may invest in fixed-income securities of foreign governments or companies when the manager believes that prevailing market, economic, political or currency conditions warrant such investments. While most foreign securities are not subject to standard credit ratings, the investment advisor intends to select "investment grade" issues of foreign debt securities which are comparable to a Baa or higher rating by Moody's or a BBB or higher rating by S&P, based on available information, and taking into account liquidity and quality issues. Securities rated BBB or Baa are considered to be medium grade and have speculative characteristics. Equity securities of non-United States companies will be selected on the same criteria as securities of United States domestic companies. The Fund may invest in securities that are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the Fund invests may be relatively limited. When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time. The Fund does not intend to hold more than 5% of its portfolio in securities whose ratings have dropped below investment grade. The manager will review such securities and determine appropriate action to take with respect to such securities.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of the Fund's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange that one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The Fund's dealings in forward foreign currency transactions will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities, the sale and redemption of shares of the Fund or the payment of dividends and distributions by the Fund. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. The Fund will not speculate in foreign forward exchange. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above its anticipated devaluation level.

The Fund intends to diversify its investments broadly among countries and will normally be invested in issuers of not less than three foreign countries. Generally, the Fund does not intend to invest more than 25% of its total assets in any one particular country or securities issued by a foreign government, its agencies or instrumentalities in the foreseeable future. However, the Fund may, at times, temporarily invest a substantial portion of its assets in one or more of such countries if economic and business conditions warrant such investments.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions, by investing up to 100% of its assets in those types of investments for temporary defensive purposes.

UMB Scout Technology Fund
The Fund will, under normal market conditions, invest at least 65% of the value of its total assets in securities of companies principally engaged in technology business activities. An issuer is considered principally engaged in technology business activities if such issuer is listed on the Morgan Stanley High-Technology 35 Index (the "Morgan Stanley Index"), the Hambrecht and Quist Technology Index (the "H&Q Index"), the SoundView Technology Index, the technology groupings of the S&P 500r Index or any other comparable index.

Warrants. The UMB Scout Technology Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities, the Investment Advisor will consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

UMB Scout Capital Preservation Fund
The Fund will invest in equity securities of companies with a significant potential for earnings growth or revaluation of assets. Normally the Fund will invest at least 65% of its total assets in equity securities. The Fund will normally invest in the following equity or convertible securities:

1. Domestic companies of any size listed on an exchange or over-the-counter.

2. Foreign companies of any size with shares listed on a U.S. exchange or over-the-counter or foreign companies with American Depositary
Receipts (ADRs) which represent foreign securities and are traded on U.S. exchanges or over-the-counter. The Fund may also invest directly in foreign securities. See Risk Factors Applicable to Foreign Investments, page 21.

The Fund will not be restricted as to market capitalization. Additionally, under normal circumstances, the Fund will not invest more than 25% or more of its total assets in a single industry. Also, the Fund may not own more than 10% of the outstanding voting securities of a single issuer. The Fund may not invest more than 5% of its equity assets in any one issuer.

When, in the manager's judgment, market conditions warrant substantial temporary investments in high-quality money market securities, the Fund may invest up to 100% of its assets in those types of investments. Investments in money market securities shall include government securities, government agency securities, commercial paper, banker's acceptances, bank certificates of deposit and repurchase agreements. Investment in commercial paper is restricted to companies rated P2 or higher by Moody's or A-2 or higher by S&P.

The Fund may also invest in the following fixed income securities.

1. Direct obligations of the U.S. Government, such as bills, notes, bonds and other debt securities issued by the U.S. Treasury.

2. Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association, the Export-Import Bank or the Student Loan Marketing Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service; or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks or the Federal National Mortgage Association.

3.  Securities issued by corporations or other business organizations.

The Fund's investments in fixed income securities issued by corporations or other business organizations will be classified, at the time of purchase, as investment grade securities, which means that they will be rated Baa or higher by Moody's or BBB or higher by S&P. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the fund's advisor, at least equivalent to a Baa rating by Moody's or a BBB rating by S&P. Although securities rated Baa by Moody's and BBB by S&P are considered to be investment grade, they have speculative characteristics. Such securities carry a lower degree of risk than lower rated securities. Securities that are subsequently downgraded in quality below Baa by Moody's or BBB by S&P may continue to be held by the Fund until such time as they can be disposed of in a reasonably practical manner.




UMB Scout Balanced Fund
Normally the Fund will invest at least 25% of its total assets in equity securities and a minimum of 25% of its total assets in fixed income senior obligations. The Fund intends to hold some of cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and other unanticipated expenses. When, in the manager's judgment, market conditions warrant, the Fund may invest up to 100% of its assets in those types of investments for temporary defensive purposes.

The Fund will normally invest in the following fixed income securities.

1. Direct obligations of the U.S. Government, such as bills, notes, bonds and other debt securities issued by the U.S. Treasury.

2. Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury, such as securities of the GovernmentNational Mortgage Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Services; or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks, or the Federal National Mortgage Association.

3. Securities issued by corporations or other business organizations. The Fund will generally invest in securities that, at the time of purchase, are classified as investment grade by Moody's or by S&P. Securities that are subsequently downgraded to non-investment grade may continue to be held by the Fund, as long as such securities do not exceed 5% of the portfolio, and will be sold only if the manager believes it would be advantageous to do so. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Fund's advisor, at least equivalent to a Baa rating by Moody's or a BBB rating by S & P.


Investments in money market securities shall include government securities, government agency securities, commercial paper, bankers' acceptances, bank certificates of deposit and repurchase agreements. Investment in commercial paper is restricted for companies rated P-2 or higher by Moody's or A-2 or higher by S&P.

Securities rated Baa or higher by Moody's or BBB by S&P or higher are classified as investment grade securities. Although securities rated Baa by Moody's and BBB by S&P have speculative characteristics, they are considered to be investment grade. Such securities carry a lower degree or risk than lower rated securities.



UMB Scout Bond Fund
The Fund will normally invest at least 80% of its assets in bonds such as:
(1) direct or guaranteed obligations of the U.S. Government and its agencies, and (2) high-quality debt securities including notes and bonds issued by corporations or other business organizations.

The Fund will invest only in the following "U.S. Government Securities."

1. Direct obligations of the U.S. Government, such as bills, notes, bonds and other debt securities issued by the U.S. Treasury.

2. Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association, the Export-Import Bank, or the Student Loan Marketing Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service, or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks, or the Federal National Mortgage Association.

The Fund's investments in securities issued by corporations or other business organizations will be rated at the time of purchase within the top three classifications of Moody's (Aaa, Aa, and A) or S&P (AAA, AA and A). The Fund will use obligations secured by specific assets of the issuing corporation as well as unsecured debentures which represent claims on the general credit of the issuer.

The Fund may invest in commercial paper, including variable rate master demand notes, of companies whose commercial paper is rated P-1 by Moody's or A-1 by S&P. If not rated by either Moody's or S&P, a company's commercial paper, including variable rate master demand notes, may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P.

Variable rate master demand notes represent a borrowing arrangement under a letter of agreement between a commercial paper issuer and an institutional lender. Applicable interest rates are determined on a formula basis and are adjusted on a monthly, quarterly, or other term as set out in the agreement. They vary as to the right of the lender to demand payment. It is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with the Fund's investment in variable rate master demand notes, the Fund's manager will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand.

The Fund may invest in certificates of deposit, bankers' acceptances, and other commercial bank short-term obligations issued domestically by United States banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation, or such securities which may be issued by holding companies of such banks.

The Fund may also invest in issues of the United States Treasury or United States government agencies subject to repurchase agreements entered into with the seller of the issues.

UMB Scout Kansas Tax-Exempt Bond Fund
The following policies supplement the UMB Scout Kansas Tax-Exempt Bond Fund's investment objective and policies set forth in the Prospectus.

Municipal Bonds and Debt Instruments
Municipal bonds and debt instruments include bonds, notes and commercial paper of varying maturities issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenue of a project or facility or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a state's legislature and the availability of monies for such payments. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue respectively.

The Fund will concentrate its investments in municipal obligations issued by Kansas and its political subdivisions. The Fund is, therefore, more susceptible to factors adversely affecting issuers in Kansas than mutual funds which do not concentrate in a specific state. Municipal obligations of issuers in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. Municipal obligations that rely on an annual appropriation of funds by a state's legislature will not appropriate the necessary amounts or take other action needed to permit the issuer of such obligations to make required payments. To the extent that the Fund's assets are concentrated in municipal obligations of issuers of a single state, the Fund may be subject to an increased risk of loss. The Fund may also invest in obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.

The Fund may invest up to 20% of its net assets in municipal obligations issued by the same or similar types of issuers, including, without limitation, the following: lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state's legislature for payment; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to fluctuations in Medicare and Medicaid reimbursements, and national and state health care legislation. As the Fund's concentration increases, so does the potential for fluctuation in the value of the Fund's shares.

The secondary market for some municipal obligations issued within Kansas (including issues which are privately placed) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Fund will not invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Fund may permit the issuer at its option to "call" or redeem its securities. If an issuer redeems securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Some of the securities in which the Fund invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from price value and pay interest only at maturity rather than at intervals during the life of the security. The Fund is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash and the Fund is required to distribute its share of the Fund's income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

The Fund may invest in municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal lease are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

In pursuit of its investment objective, the Fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of the Fund's investment portfolio. In general, the value of a municipal bond fails when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meets its obligation to make interest and principal payments. Municipal bonds with longer maturities (durations) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively. In addition, the values of municipal bonds are affected by changes in general economic conditions and business conditions affecting the specific industries or their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Fund's investments. The amount of information about the financial conditions of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 other than, in general, at their original issue, is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount; or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue sources. Revenue bonds have been issued to fund a wide variety of capital projects, including electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.

Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.

The Fund may on occasion acquire revenue bonds that carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment advisor) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired for the portfolio as a result of any such event and the Fund may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Fund anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Fund. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations that they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of municipal obligations will normally fluctuate with changes in interest rates; therefore, the net asset value of the Fund will be affected by such changes.

Obligations of Particular Types of Issuers. Hospital bond ratings are often based on feasibility studies which contain projection of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face various problems such as financing large construction programs in an inflationary period; cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities); difficulty in obtaining fuel at reasonable prices; achieving timely and adequate rate relief from regulatory commissions; and effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state and local authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

Municipal Leases. The Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement that is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means of government issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

Certain municipal lease obligations owned by the Fund may be deemed illiquid for the purpose of the Fund's 10% limitation on investments in illiquid securities, unless determined by the investment advisor, pursuant to guidelines adopted by the Directors of the Fund, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment advisor will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the investment advisor will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund. In the event the Fund acquires an unrated municipal lease obligation, the investment advisor will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be canceled.

Zero-Coupon Bonds. Zero-coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero-coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

Credit Quality. The Fund is dependent on the investment advisor's judgment, analysis and experience in evaluating the quality of municipal obligations.
In evaluating the credit quality of a particular issue, whether rated or unrated, the investment advisor will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

When-Issued Securities. New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Fund's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be more or less than the Fund agreed to pay for them. The Fund may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Fund to buy such securities on a settlement date that could be several months or several years in the future. Additionally, the Fund may purchase instruments that give it the option to purchase a municipal obligation when and if issued.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Fund enters into the
purchase commitment.   When the Fund commits to purchase securities on a when-
issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Fund are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e. appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Fund's net asset value than if it solely set aside cash to pay for when-issued securities.

Variable Rate Obligations. The Fund may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these obligations as cash equivalents pending longer-term investment of its funds.

Redemption, Demand and Put Features. Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer-term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Fund may retain the bond if interest rates decline. By acquiring these kinds of obligations the Fund obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Because this right is assignable with the security, which is readily marketable and valued in the customary manner, the Fund will not assign any separate value to such right.

Futures Contracts and Options on Futures Contracts. A change in the level of interest rates may affect the value of the securities held by the Fund (or of securities that the Fund expects to purchase). To hedge against changes in rates, the Fund may enter into: (i) futures contracts for the purchase or sale of debt securities; and (ii) futures contracts on securities indices.
All futures contracts entered into by the Fund are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Fund may purchase and write call and put options on futures contracts that are traded on a United States or foreign exchange or board of trade. The Fund will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Fund's custodian for the benefit of the futures commission merchant through whom the Fund engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price.

Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

The Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Fund will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities. The Fund will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes (see "Dividends, Distributions and Taxes").

Asset Coverage Requirements. Transactions involving when-issued securities, the lending of securities or futures contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either: (1) an offsetting ("covered") position in securities or other options or futures contracts; or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account maintained by its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

Assets used to cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts or to cover could impede fund management or the Fund's ability to meet redemption requests or other current obligations.

Non-Diversified Status. As a "non-diversified" investment company, the Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. The Fund is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, the Fund is more susceptible to any single adverse economic or political occurrence or development affecting issuers of Kansas municipal obligations. For purposes of this restriction, each Kansas political subdivision is considered to be the ultimate issuer, rather than the Kansas Development Finance Authority, under whose authority Kansas bonds are issued.

Portfolio Maturity. The Fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 5 to 10 years. The Fund may, however, purchase individual municipal bonds with maturities of 20 years or greater.

Other Investment Information. When, in the manager's judgment, market conditions warrant substantial temporary investments in high-quality securities, the Fund may do so. The Fund may invest in high-quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, the Fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the Fund may invest up to 100% as a temporary defensive measure in response to adverse market conditions.

If suitable short-term municipal investments are not reasonably available, the Fund may invest in short-term taxable securities that are rated Aa or AA by Moody's and S&P, respectively, or issued by the U.S. Government, and that have a maturity of one year or less or have a variable interest rate.

Investments in money market securities shall include government securities, government agency securities, commercial paper, municipal notes, banker's acceptances, bank certificates of deposit and repurchase agreements. Investment in commercial paper is restricted to companies rated P2 or higher by Moody's, A-2 or higher by S&P, or F2 or higher by Fitch's, with comparable rating restrictions for municipal notes.

Kansas. The Kansas economy diversified from farming/agribusiness to aerospace manufacturing (mainly around the Wichita area). In 1999, the state experienced some new job creation in the sectors of construction, finance, insurance and the general service area. The outlook for 2000 and the years in the future remain positive for job creation in the state of Kansas. The unemployment rate for the state of Kansas continues to be lower than the national rate.

The population in the state of Kansas has grown from 2,638,667 in 1998 to 2,654,052 in 1999. Johnson County lead the state in new jobs created during 1998.

Kansas has no general obligation debt, and relatively few bonds that are issued and rated. The most significant debt is that of the Department of Transportation for highway purposes. Other debt is issued under the authority of the Kansas Development Finance Authority. Because the State has no general obligation debt, there is no rating for Kansas general obligation bonds.

Kansas Taxes. Individuals, trusts, estates and corporations will not be subject to the Kansas income tax on the portion of exempt-interest dividends derived from interest on obligations of Kansas and its political subdivisions issued after December 31, 1987, and interest on obligations issued before January 1, 1988 where the laws of the State of Kansas authorizing the issuance of such obligations specifically exempt the interest on such obligations from income tax under the laws of the State of Kansas. All remaining dividends (except for dividends, if any, derived from qualifying debt obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam and which are exempt from federal and state income taxes pursuant to federal laws), including dividends derived from capital gains, will be includable in the Kansas taxable income of individuals, trusts, estates and corporations. Distributions treated as long-term capital gains for federal income tax purposes will generally receive the same characterization under Kansas law. Capital gains or losses realized from a redemption, sale or exchange of shares of the Fund by a Kansas taxpayer will be taken into account for Kansas income tax purposes.

The above exemptions do not apply to the privilege tax imposed on banks, banking associations, trust companies, savings and loan associations and insurance companies, or the franchise tax imposed on corporations. Banks, banking associations, trust companies, savings and loan associations, insurance companies and corporations are urged to consult their own tax advisors regarding the effects of these taxes before investing in the Fund.

The tax discussion set forth above is for general information only. The foregoing relates to Kansas income taxation in effect as of the date of this Statement of Additional Information; investors in other states may be subject to state income taxation. Investors should consult their own tax advisors regarding the state, local and other tax consequences of an investment in the Fund, including any proposed change in the tax laws.

UMB Scout Money Market Fund
UMB Scout Money Market Fund offers two separate Portfolios, Federal and Prime, each of which invest in high quality short-term money market instruments for the purpose of maximizing income consistent with safety of principal and liquidity. Money market instruments are generally described as short-term debt obligations issued by governments, corporations and financial institutions. Usually maturities are one year or less. The yield from this type of instrument is very sensitive to short-term lending conditions. Thus, the income of money market funds will follow closely the trend of short-term interest rates, rising when those rates increase and declining when they fall. Each Portfolio also seeks to maintain a constant price of $1.00 per share. Neither Portfolio's objective can be changed without the approval of a majority of its outstanding shares.

Because of the short maturities, fluctuation in the principal value of money market-type securities resulting from changes in short-term interest rates normally will not be sufficient to change the net asset value (price) per share. Although the Fund's shareholders can anticipate that this principal value stability will be reflected in the price of the Fund's shares, it cannot be guaranteed.

Pursuant to Rule 2a-7 of the 1940 Act, the Fund will price its shares according to a procedure known as amortized cost, and will maintain 100% of its assets in securities with remaining maturities of 397 days or less, and limit its investments to those instruments which the Directors of the Fund determine present minimal credit risks, and which are eligible investments under the rule. Each Portfolio will maintain a weighted average maturity of 90 days or less.

UMB Scout Tax-Free Money Market Fund
During periods of normal market conditions, the Fund will invest at least 80% of its total assets (exclusive of cash) in short-term municipal securities. This fundamental policy will not be changed without shareholder approval, except that the Fund reserves the right to deviate temporarily from this policy during extraordinary circumstances when, in the opinion of management, it is advisable to do so in the best interest of shareholders, such as when market conditions dictate a defensive posture in taxable obligations.

Municipal securities include bonds and other debt obligations issued by or on behalf of states, territories and possessions of the United States of America and the District of Columbia including their political subdivisions or their duly constituted authorities, agencies and instrumentalities, the interest on which is exempt from federal income tax.

UMB Scout Tax-Free Money Market Fund may invest in industrial development bonds, the interest from which is exempt from federal income tax. Under certain circumstances, "substantial users" of the facilities financed with such obligations, or persons related to "substantial users," may be required to pay federal income tax on this otherwise exempted interest. Such persons should consult the Internal Revenue Code and their financial advisor to determine whether or not this Fund is an appropriate investment from them.

Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Also included in this category are Construction Loan Notes, Short-Term Discount Notes and Project Notes issued by a state or local housing agency but secured by the full faith and credit of the United States.

Prices of and yields on municipal securities depend on a variety of factors, such as changes in interest rates, the size of a particular offering, the maturity and the rating of the obligation, economic and monetary conditions, and conditions of the municipal securities market, including the volume of municipal securities available. Market values of municipal securities will vary according to the relation of their yields available. Consequently, the income of UMB Scout Tax-Free Money Market Fund and the yield on its shares can be expected to change as the level of interest rates fluctuates.

Investments in short-term municipal obligations and notes are limited to those obligations which at the time of purchase: (1) are backed by the full faith and credit of the United States; (2) are rated MIG-1 or MIG-2 by Moody's; or
(3) if the obligations or notes are not rated, of comparable quality as determined by the Board of Directors. Short-term discount notes are limited to those obligations rated A-1 by S&P, or Prime-1 by Moody's or their equivalents as determined by the Board of Directors. If the short-term discount notes are not rated, they must be of comparable quality as determined by the Board of Directors.

While the Fund normally maintains at least 80% of the portfolio in municipal securities, it may invest any remaining balance in taxable money market instruments on a temporary basis, if management believes this action would be in the best interest of shareholders. Included in this category are: obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; bankers' acceptances and other short-term debt obligations of United States banks with total assets of $1 billion or more; and commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody's, or certain rights to acquire these securities. The Fund reserves the right to hold cash reserves as management deems necessary for defensive or emergency purposes. It is the policy of the Fund not to invest more than 25% of its assets in any one classification of municipal securities, except project notes or other tax-exempt obligations that are backed by the U.S. Government.

Should the rating organizations used by the Fund cease to exist or change their systems, the Fund will attempt to use other comparable ratings as standards for its investments in municipal securities in accordance with its investment policies.

To achieve its objectives the Fund may engage in trading activity in order to take advantage of opportunities to enhance yield, protect principal or improve liquidity. This trading activity should not increase the Fund's expenses since there are normally no brokers' commissions paid by the Fund for the purchase or sale of money market instruments. However, a markup or spread may be paid to a dealer from which the Fund purchases a security.

UMB Scout Tax-Free Money Market Fund may invest in issues of the U.S. Treasury or U.S. Government agencies subject to repurchase agreements entered into with the seller of the issue.

UMB Scout WorldWide Select Fund
In addition to the Fund's principal investment strategy as described in the prospectus, the Fund may also seek income by investing in fixed-income securities of foreign governments or companies if the investment advisor believes that market or economic conditions make those investments more attractive than investments in equity securities. The Fund will generally select fixed-income securities which have credit ratings or characteristics that are comparable to "investment grade" ratings, defined as Baa or higher by Moody's or BBB or higher by S&P. Without the approval of shareholders, it will not purchase a security if as a result of such purchase more than 25% of its assets will be invested in a particular industry.

The Fund's investment management policies will attempt to generate a favorable total return consisting of interest, dividend and other income, if any, and appreciation in the value of the Fund's securities by investing in equity securities which in the opinion of the manager, offer good growth potential and in many cases pay dividends. The Fund will look at such factors as the company's assets, personnel, sales, earnings and location of its corporate headquarters to determine the value of the company as well as whether more than 50% of such assets, personnel, sales or earnings are located outside the United States and therefore the company's primary business is carried on outside the United States. The Fund diversifies its investments among various countries and a number of different industries. The Fund believes the intrinsic worth and consequent value of the stock of most well managed and successful companies usually do not change rapidly, even though wide variations in the price may occur. So normally, long-term positions in stocks will be taken and maintained while the company's record and prospects continue to meet with management's approval. The Fund does not intend to hold fixed income assets in excess of 5% of the total assets in securities whose ratings have dropped below investment grade. The manager will review such securities and determine appropriate action to take with respect to such securities.

For purposes including but not limited to meeting redemptions and unanticipated expenses, the Fund may invest a portion of its assets in cash or high-quality, short-term debt obligations readily changeable into cash such as:

(1) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by United States commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(2) commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by S&P, or if not rated by either Moody's or S&P, a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P;

(3) short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&P; and

(4) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home
Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation.

There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions, by investing up to 100% of its assets in those types of investments for temporary defensive purposes.

UMB Scout Stock Select Fund
The Fund's principal investment strategy is to purchase common stocks with above average potential for growth and income. The Fund may, however, change its investment when, in management's judgment, economic and market conditions make such a course desirable. But such changes will be no more than is necessary to carry out the Fund's objectives. The Fund does not intend to concentrate its investments in any particular industry. Without the approval of shareholders, it will not purchase a security if as a result of such purchase more than 25% of its assets will be invested in a particular industry.

For purposes including but not limited to meeting redemptions and unanticipated expenses, the Fund may invest a portion of its assets in cash or high-quality, short-term debt obligations readily changeable into cash such as:

(1) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by United States commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(2) commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by S&P, or if not rated by either Moody's or S&P, a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P;

(3) short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&P; and

(4) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home
Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation.

There may be times, however, when the Funds attempt to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary, defensive purposes.

INVESTMENT POLICIES RELATED TO THE FUNDS

Short-Term Debt Obligations. For cash management purposes including meeting redemptions and unanticipated expenses, each Fund may invest a portion of its assets in cash or high-quality, short-term debt obligations readily changeable into cash such as:
(1) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by United States commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(2) commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by S&Pr, or if not rated by either Moody's or S&Pr, a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&Pr;

(3) short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&Pr; and

(4) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home
Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation.


Repurchase Agreements. The Funds may invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Funds' cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Funds' period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Funds.

The Funds will enter into repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Company. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days will not exceed 10% of the net assets of any Fund. With respect to the UMB Scout Stock Select Fund and the UMB Scout WorldWide Select Fund, repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 15% of each Fund's net assets.


RISK FACTORS

Risk Factors Applicable to Foreign Investments. From time to time, UMB Scout Technology Fund, UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund may invest in companies located in developing countries. A developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product.
Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries. Neither the UMB Scout WorldWide Fund nor the UMB Scout WorldWide Select Fund will invest more than 20% of its total assets in companies located in developing countries.

The risks to which UMB Scout Technology Fund, UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund are exposed, as a result of investing in companies located outside the United States include: currency risks such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the U.S. dollar; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to U.S. dollars). As a result, the relative strength of the U.S. dollar may be an important factor in the performance of the Funds.

As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, comparable information may not be readily available about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect U.S. investments in those countries.

Under normal circumstances the UMB Scout WorldWide Fund will invest at least 80%, and the UMB Scout WorldWide Select Fund will invest at least 90%, of its assets in equity securities of foreign issuers. However, to meet the liquidity needs of the Funds or when the Funds believe that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Funds may invest all or a major portion of their assets in short-term debt securities denominated in U.S. dollars, including U.S. Treasury bills and other securities of the U.S. government and its agencies, bankers' acceptances and certificates of deposit rated "A" or better by S&P or Moody's as well as enter into repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers which are collateralized by such securities. The Funds may also hold cash and time deposits in foreign banks, denominated in any major foreign currency.

Risk Factors Applicable to Repurchase Agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Funds may not be able to perfect their interest in the underlying securities. While the Funds' management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Risk Factors Applicable to Money Market Instruments. The yield and principal value of money market instruments are sensitive to short-term lending conditions, and it is possible that an issuer may default. The UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund will seek to minimize these risks through portfolio diversification, careful portfolio selection among securities considered to be high quality and by maintaining short average maturities.

Risk Factors Applicable to Inverse Floaters. The UMB Scout Kansas Tax-Exempt Bond Fund may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulae which generally reduce or, in the extreme, eliminate the interest paid to the UMB Scout Kansas Tax-Exempt Bond Fund when short-term interest rates rise, and increase the interest paid to the UMB Scout Kansas Tax-Exempt Bond Fund when short-term interest rates fall.
Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward) and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

Risk Factors Applicable to Futures Transactions. The UMB Scout Kansas Tax-Exempt Bond Fund may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the UMB Scout Kansas Tax-Exempt Bond Fund's initial investment in these contracts. The UMB Scout Kansas Tax-Exempt Bond Fund may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the UMB Scout Kansas Tax-Exempt Bond Fund's outstanding positions would exceed 5% of the market costs.

Risk Factors Applicable to Illiquid and Restricted Securities. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements (see below), certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

UMB Scout Equity Index Fund, UMB Scout WorldWide Select Fund, UMB Scout Stock Select Fund, UMB Scout Capital Preservation Fund, and UMB Scout Technology Fund may invest up to 15% of its net assets in securities that are illiquid. If otherwise consistent with their investment objectives and policies, the Funds may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). These securities will not be considered illiquid so long as the investment advisor determines, under guidelines approved by the Board of Trustees, that an adequate trading market exists.

Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund. The practice of investing in Rule 144A Securities could increase the level of a Fund's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Risk Factors Applicable to Investment Companies. To the extent consistent with its investment objective and policies, the UMB Scout Equity Index Fund, UMB Scout Technology Fund, UMB Scout Kansas Tax-Exempt Bond Fund, UMB Scout WorldWide Select Fund and UMB Scout Select Fund may invest in securities issued by other investment companies. Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act.

As a shareholder of another investment company, the Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

Risk Factors Applicable to Securities Lending. In order to generate additional income, the UMB Scout Equity Index Fund, the UMB Scout Technology Fund, the UMB Scout WorldWide Select Fund and the UMB Scout Stock Select Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Funds will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one-third the value of a Fund's total assets (including the loan collateral). Any cash collateral received by a Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, a Fund could experience delays in recovering its securities and may incur a capital loss. In addition, a Fund may incur a loss in reinvesting the cash collateral it receives.






INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The Funds have adopted the following fundamental investment policies and restrictions that cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. With respect to the policies concerning concentration, borrowing money and senior securities, legal or regulatory limitations are explained in the investment restrictions. Such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

UMB Scout Equity Index Fund will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry.
UMB Scout Technology Fund will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in a particular industry, except that it will invest more than 25% of its total assets in the technology sector (which includes companies that develop or sell computers, software and peripheral products). The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. These restrictions do not limit either Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. In applying each Fund's fundamental policy concerning industry concentration, it is a matter of non-fundamental policy that investments in certain categories of companies will not be considered to be investments in a particular industry. In particular, technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry. Also, for example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

UMB Scout Equity Index Fund and UMB Scout Technology Fund will not: (1) borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. A fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, the fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the fund's other assets. The effect of this provision is to allow a fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing); (2) underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933;
(3) may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein; (4) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities; (5) make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors.

Also, the UMB Scout Equity Index Fund and UMB Scout Technology Fund may not change their classification from diversified to non-diversified without shareholder approval.

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the UMB Scout Equity Index Fund and the UMB Scout Technology Fund will be subject to the following non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval.

(1) each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, neither Fund may operate as a fund of funds which invests primarily in the shares of other investment companies as permitted by
Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies; (2) with respect to the UMB Scout Technology Fund, it may invest in American Depository Receipts (ADRs), which represent foreign securities and are traded on U.S. Exchanges or in the over-the-counter market. However, the Fund reserves the right to invest directly in foreign securities or to purchase European Deposit Receipts (EDRs) and International Depository Receipts (IDRs), in bearer form, which are designed for use in European and other securities markets; (3) each Fund may not invest more than 15% of its net assets in securities which they can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment; and (4) each Fund will not borrow for the purpose of leveraging its investments. In this regard, neither Fund will purchase portfolio securities when borrowings exceed 5% of their respective total assets.

UMB Scout Stock Fund, UMB Scout Regional Fund, UMB Scout Balanced Fund, UMB Scout WorldWide Fund and UMB Scout Bond Fund will not:

 (1)  purchase the securities of any one issuer, except the United States
Government, if immediately after and as a     result of such purchase (a) the
value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuers; (2) engage in the purchase or sale of real estate or commodities (with respect to WorldWide Fund and Balanced Fund, includes futures contracts); (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) regarding Stock Fund, Regional Fund , WorldWide Fund and Bond Fund, make loans to other persons, except the purchase of debt obligations which are permitted under its investment policy, and with regard to the Balanced Fund, by the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation;
(9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager or any of its partners, officers, or directors beneficially own more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of said company's securities own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1 and provided further that WorldWide Fund will not purchase securities when borrowings exceed 5% of its total assets; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; (15) invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation; or
(16) issue senior securities, with regard to Stock Fund, Regional Fund and Bond Fund, except for those investment procedures permissible under the Fund's other restrictions and with respect to Balanced Fund and WorldWide Fund, that borrowings from banks are permitted so long as the requisite asset coverage under restriction (12) above has been provided; or (17) purchase any securities which would cause 25% or more of a Fund's total assets at the time of such purchase to be invested in any one industry.

UMB Scout Capital Preservation Fund will not: (1) as to 75% of its total assets, purchase the securities of any one issuer, except the United States Government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers; (4) make loans to other persons, except by the purchase of debt obligations which are permitted under its policy (the purchase of a security subject to a repurchase agreement or the purchase of a portion of publicly distributed debt securities is not considered a loan); (5) purchase securities on margin, or sell securities short; (6) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; or (7) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

The following are "non-fundamental" restrictions, which may be changed by the Board of Directors of the Fund without shareholder approval:

The Fund will not: (1) invest in companies for the purpose of exercising control of management; (2) purchase shares of other investment companies except as permitted under the Investment Company Act of 1940, as amended from time to time, or pursuant to a plan of merger or consolidation; (3) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (4) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time;
(5) invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation; (6) invest more than 20% of its assets in other municipal obligations such as lease rental obligations; obligations dependent on annual state appropriations; obligations of housing and finance authorities, municipal utilities systems, or public housing authorities; or obligations of hospitals or life care centers, or industrial development or pollution control bonds; or (7) invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable.

UMB Scout Kansas Tax-Exempt Bond Fund will not: (1) engage in the purchase or sale of real estate or commodities; (2) underwrite the securities of other issuers; (3) make loans to other persons, except by the purchase of debt obligations which are permitted under its policy (the purchase of a security subject to a repurchase agreement or the purchase of a portion of publicly distributed debt securities is the making of a loan); (4) purchase securities on margin, or sell securities short; (5) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (6) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry, except for temporary defensive purposes. (This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; investments in certificates of deposit and banker's acceptances will not be considered investments in the banking industry; utility companies will be divided according to their services; financial service companies will be classified according to the end users of their services; and asset-backed securities will be classified according to the underlying assets securing such securities.); or (7) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

The following are "non-fundamental" restrictions, which can be changed by the Board of Directors of the Fund without shareholder approval:

The Fund may not: (1) invest in companies for the purpose of exercising control of management; (2) purchase shares of other investment companies except as permitted under the Investment Company Act of 1940, as amended from time to time, or pursuant to a plan of merger or consolidation; (3) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (4) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; or
(5) invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation.

For purposes of the Fund's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the investment advisor on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

UMB Scout Money Market Fund will not: (1) invest in equity securities or securities convertible into equities; (2) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, (a) more than 5% of either Portfolio's total assets (taken at current value) would be invested in the securities of such issuer, or (b) either Portfolio would hold more than 10% of any class of securities of such issuer (for this purpose, all debts and obligations of an issuer maturing in less than one year are treated as a single class of securities); (3) borrow money in excess of 10% of either Portfolio's total assets taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes; the Fund will not borrow to increase income (leveraging) but only to facilitate redemption requests which might otherwise require untimely dispositions of Portfolio securities; the Fund will repay all borrowings before making additional investments, and interest paid on such borrowings will reduce net income; (4) mortgage, pledge or hypothecate its assets except in an amount up to 15% (10% as long as the Fund's shares are registered for sale in certain states) of the value of its total assets but only to secure borrowings for temporary or emergency purposes; (5) issue senior securities, as defined in the Investment Company Act of 1940, as amended; (6) underwrite securities issued by other persons; (7) purchase or sell real estate, but this shall not prevent investment in obligations secured by real estate; (8) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; the purchase of a security subject to a repurchase agreement is not considered making a loan; (9) purchase securities on margin or sell short; (10) purchase or retain securities of an issuer if to the knowledge of the Fund's management and directors of the Fund, each of whom owns more than one-half of one percent (.5%) of such securities, together own more than five percent (5%) of the securities of such issuer; (11) purchase or sell commodities or commodity contracts; (12) write, or invest in, put, call, straddle or spread options or invest in interests in oil, gas or other mineral exploration or development programs; (13) invest in companies for the purpose of exercising control; (14) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; (15) invest more than 5% of the value of either Portfolio's total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States Government or its agencies or instrumentalities; or (16) purchase any securities which would cause more than 25% of the value of a Portfolio's total net assets at the time of such purchase to be invested in any one industry; provided, however, that the Prime Portfolio does not consider assets in certificates of deposit or bankers' acceptances of domestic branches of U.S. banks to be investments in a single industry.

There is no limitation with respect to investments in U.S. Treasury bills, or other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

UMB Scout Tax-Free Money Market Fund will not: (1) invest in equity securities or securities convertible into equities; (2) purchase more than ten percent (10%) of the outstanding publicly issued debt obligations of any issuer; (3) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes (and not for the purpose of leveraging its investments), and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; the Fund will repay all borrowings before making additional investments;
(4) pledge, mortgage or hypothecate its assets to an extent greater than ten percent (10%) of the value of its net assets; (5) issue senior securities, as defined in the Investment Company Act of 1940, as amended; (6) underwrite any issue of securities; (7) purchase or sell real estate, but this shall not prevent investment in municipal bonds secured by a real estate interest therein; (8) make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed; the purchase of a security subject to a repurchase agreement is not considered making a loan; (9) purchase securities on margin or sell short; (10) purchase or retain securities of an issuer if those directors of the Fund, each of whom owns more than one-half of one percent (.5%) of such securities, together own more than five percent (5%) of the securities of such issuer; (11) purchase or sell commodities or commodity contracts; (12) invest in, put, call, straddle or spread options; (13) purchase securities of any issuer (except the United States Government, its agencies and instrumentalities, and any municipal bond guaranteed by the United States Government) if, as a result, more than 5% of the total assets would be invested in the securities of such issuer; for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security, and a government entity which guarantees the securities issued by another entity is also considered an issuer of that security; (14) invest in companies for the purpose of exercising control; (15) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; or (16) invest more than 5% of the value of its total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States Government or its agencies or instrumentalities.

UMB Scout WorldWide Select Fund and UMB Scout Stock Select Fund will not: (1) make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. In applying the Fund's fundamental policy concerning concentration, it is a matter of non-fundamental policy that investments in certain categories of companies will not be considered to be investments in a particular industry. For example:
(i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (2) borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following information is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds. This description may be changed without shareholder approval to reflect legal or regulatory changes.
A fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, the fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the fund's other assets. The effect of this provision is to allow a fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing); (3) underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933; (4) may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein; (5) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities; (6) make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the UMB Scout WorldWide Select Fund and the UMB Scout Stock Select Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

(1) each Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities), or purchase more than 10% of the voting securities of any one issuer. The Funds may not change their classification from diversified to non-diversified without shareholder approval; (2) each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, neither Fund may operate as a fund of funds which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies; (3) with respect to the UMB Scout WorldWide Select Fund, it may invest in American Depository Receipts (ADR's), which represent foreign securities and are traded on U.S. Exchanges or in the over-the-counter market. However, the Fund reserves the right to invest directly in foreign securities or to purchase European Deposit Receipts (EDR's) and International Depository Receipts (IDR's), in bearer form, which are designed for use in European and other securities markets; (4) the UMB Scout WorldWide Select Fund may purchase foreign currencies and/or forward foreign currency transactions, however, it may not engage in forward foreign currency exchange contracts for speculative purposes; (5) each Fund may not invest more than 15% of its net assets in securities which they can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Funds are made by UMB Bank, n.a. for all the UMB Scout Funds except the UMB Scout Equity Index Fund. Decisions to buy and sell for the UMB Scout Equity Index Fund are made by Northern Trust Quantitative Advisors, Inc., the sub-advisor for the Equity Index Fund. Officers of the Funds and Jones & Babson, Inc. are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities.

The Funds, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Fund does not intend to solicit competitive bids on each transaction.

UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund expect that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities normally will be purchased directly from the issuer or in the over-the-counter market from a principal market maker for the securities, unless it appears that a better combination of price and execution may be obtained elsewhere. Usually there will be no brokerage commission paid by these Funds for such purchases. Purchases from underwriters of portfolio securities will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on the circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

The Funds believe it is in their best interest and that of their shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Funds, when acting on their behalf, as well as for any research or other services provided to the Funds. The Funds normally will not pay a higher commission rate to broker-dealers providing benefits or services to them than they would pay to broker-dealers who do not provide such benefits or services. However, the Funds reserve the right to do so within the principles set out in
Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Boards of Directors of the Funds and by UMB Bank, n.a.

Since the Funds do not currently market their shares through intermediary brokers or dealers, it is not their practice to allocate brokerage or principal business on the basis of sales of their shares which may be made through such firms. However, they may place portfolio orders with qualified broker-dealers who recommend a Fund to other clients, or who act as agent in the purchase of Fund shares for their clients.

Research services furnished by broker-dealers may be useful to a Fund's investment advisor or sub-advisor in serving other clients, as well as a Fund. Conversely, a Fund may benefit from research services obtained by the investment advisor or sub-advisor from the placement of portfolio brokerage of other clients.

When the investment advisor or sub-advisor in its fiduciary duty believes it to be in the best interests of its shareholders, a Fund may join with other clients of the investment advisor or sub-advisor in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

The following Funds paid brokerage commissions for the past three fiscal years ended June 30, 1998, 1999 and 2000:


                                        2000            1999            1998
UMB Scout Equity Index Fund*            $6,311          -               -
UMB Scout Stock Fund                    $104,106        $76,992         $40,384
UMB Scout Regional Fund                 $29,013         $16,271         $13,318
UMB Scout WorldWide Fund                $122,428        $95,255         $15,840
UMB Scout Technology Fund*              $2,318          -               -
UMB Scout Capital Preservation
Fund                                    $698            $2,540          $839
UMB Scout Balanced Fund                 $5,520          $12,558         $3,617
UMB Scout Stock Select Fund             $10,669         $3,595          -
UMB Scout WorldWide Select Fund         $44,350         $5,025          -

*Partial year numbers between May 1, 2000 and June 30, 2000.

Portfolio Turnover. The Funds do not intend to purchase securities solely for short-term trading; nor will securities be sold for the sole purpose of realizing gains. However, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Funds' manager believes to be a disparity in the normal yield relationship between the two securities. In addition, a security may be sold and another purchased when, in the opinion of management, a favorable yield spread exists between specific issues or different market sectors. With regard to UMB Scout Equity Index Fund, securities will be bought and sold in response to changes in the S&P 500r Index and cash flows. Short-term debt instruments with maturities of less than one year are excluded from the calculation of portfolio turnover.

There are no fixed limitations regarding portfolio turnover for either the equity or fixed income portions of UMB Scout Balanced Fund's portfolio, the UMB Scout Equity Index Fund or UMB Scout Technology Fund. Although each Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of the Fund's management, investment considerations warrant such action. As a result, while it is anticipated that the turnover rates for the equity portions of each Fund's portfolio generally will not exceed 100%, under certain market conditions, these portfolio turnover rates may exceed 100%. Increased portfolio turnover rates would cause the Fund to incur greater brokerage costs than would otherwise be the case and may result in the acceleration of capital gains which are taxable when distributed to shareholders.

PERFORMANCE MEASURES

From time to time, each of the Funds may advertise its performance in various ways, as summarized below.

Yield of UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund

Each Portfolio of the UMB Scout Money Market Fund and the UMB Scout Tax-Free Money Market Fund may quote their yields in advertisements, shareholder reports or other communications to shareholders. Yield information is generally available by calling the Funds toll free 1-800-996-2862.

The current annualized yield for each Portfolio of the UMB Scout Money Market Fund and the UMB Scout Tax-Free Money Market Fund is computed by: (a) determining the net change in the value of a hypothetical pre-existing account in a Fund having a balance of one share at the beginning of a seven calendar-day period for which yield is to be quoted, (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, each Fund may calculate a compound effective yield by adding 1 to the base period return (calculated as described above, raising the sum to a power equal to 365/7 and subtracting 1).

For the seven-day period ended June 30, 2000:


                                Current         Compound        Average
                                Annualized      Effective       Portfolio
                                Yield           Yield           Maturity


UMB Scout Money
Market Fund -
Federal Portfolio               5.97%           5.98%           14 days

UMB Scout Money
Market Fund - Prime
Portfolio                       6.07%           6.04%           12 days

UMB Scout Tax-Free
Money Market Fund               3.82%           3.91%           16 days


Tax Equivalent Yield of UMB Scout Kansas Tax-Exempt Bond Fund

For the UMB Scout Kansas Tax-Exempt Bond Fund, the tax-equivalent yield is based on the current double tax-exempt yield and your combined federal and state marginal tax rate. Assuming that all of UMB Scout Kansas Tax-Exempt Bond Fund's dividends are tax-exempt in Kansas (which may not always be the case) and that your Kansas taxes are fully deductible for federal income tax purposes, you can calculate your tax-equivalent yield for UMB Scout Kansas Tax-Exempt Bond Fund using the following equation:


                   Fund's Double Tax-Free Yield
(100% - Federal Tax Rate)(100% - Kansas Tax Rate) = Your Tax-
Equivalent Yield

Total Return

The UMB Scout Equity Index Fund, UMB Scout Stock Fund, UMB Scout Regional Fund, UMB Scout Bond Fund, UMB Scout WorldWide Fund, UMB Scout Technology Fund, UMB Scout Balanced Fund, UMB Scout Capital Preservation Fund, UMB Scout Kansas Tax-Exempt Bond Fund, UMB Scout WorldWide Select Fund and UMB Scout Stock Select Fund may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Funds during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of a Fund's operations, or on a year-by-year basis).

The Funds' "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

P(1+T)n =       ERV

Where:  P       =       a hypothetical initial payment of $1000
        T       =       average annual total return
        n       =       number of years
        ERV     =       Ending Redeemable Value of a hypothetical $1000
payment made at the beginning of the 1, 5 or 10 years (or other) periods at the end of the 1, 5 or 10 years (or other) periods (or fractional portions thereof).


The table below shows the average annual total return for each of the Funds for the specified periods.

                                                                                                Kansas  World
                                Equity          Reg-    World   Tech    Capital Bal-            Tax-    Wide    Stock
                                Index   Stock   ional   Wide    nology  Pres.   anced   Bond    Exempt  Select  Select
                                Fund    Fund    Fund    Fund    Fund    Fund    Fund    Fund    Fund    Fund    Fund

For
the
one
year
7/1/99-
6/30/00                         N/A     2.68    -8.57   19.40   N/A     0.58    -4.33   3.54    2.92    18.13   -3.75

For
the
five
years
7/1/95-
6/30/00                         N/A     11.87   7.71    18.22   N/A     N/A     N/A     5.01    N/A     N/A     N/A

For
the
ten
years
7/1/90-
6/30/00                         N/A     11.24   7.63    N/A     N/A     N/A     N/A     6.32    N/A     N/A     N/A

From
start
of
opera
tions
to
6/30/00*                        0.20    12.17   6.05    16.01   0.81    0.26    4.03    7.60    2.62    18.07   -2.65


* UMB Scout Stock Fund and UMB Scout Bond Fund commenced operation on December 18, 1982; UMB Scout Regional Fund commenced operation on
November 17, 1986; UMB Scout WorldWide Fund commenced operation on September 14, 1993; UMB Scout Balanced Fund commenced operation on
December 6, 1995; UMB Scout Capital Preservation Fund and UMB Scout
Kansas Tax-Exempt Bond Fund commenced operation on February 23, 1998;
UMB Scout WorldWide Select Fund commenced operations on May 17, 1999;
UMB Scout Stock Select Fund commenced operations on May 17, 1999; UMB
Scout Equity Index Fund and UMB Scout Technology Fund commenced operation on April 28, 2000.

Performance Comparisons. In advertisements or in reports to shareholders, the Funds may compare their performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, UMB Scout Equity Index Fund, UMB Scout Stock Fund, UMB Scout Regional Fund, UMB Scout WorldWide Fund, UMB Scout Technology Fund, UMB Scout Capital Preservation Fund, UMB Scout Bond Fund, UMB Scout Balanced Fund, UMB Scout Kansas Tax-Exempt Bond Fund, UMB Scout WorldWide Select Fund and UMB Scout Stock Select Fund may compare their performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. UMB Scout Equity Index Fund, UMB Scout Stock Fund, UMB Scout WorldWide Fund, UMB Scout Technology Fund, UMB Scout Capital Preservation Fund, UMB Scout Balanced Fund, UMB Scout WorldWide Select Fund, UMB Scout Stock Select Fund, and UMB Scout Regional Fund may also compare its performance to the Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, or the Consumer Price Index. UMB Scout Bond Fund may compare its performance to the Shearson/Lehman Government/Corporate Index, an unmanaged index of government and corporate bonds.

Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business Week, Morningstar Mutual Funds, Investor's Business Daily, Smart Money, Money Central Investors, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune and Barron's Financial World, U.S News & World Report, USA Today, Bloomberg's Personal Finance, Income & Safety, The Mutual Fund Letter, United Mutual Fund Selector, No-Loan Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Donoghue's Mutual Fund Almanac, Bank Rate Monitor and Donoghue's Money Fund Report may also be used in comparing performance of the Funds. Performance comparisons should not be considered as representative of the future performance of the Funds.

HOW THE FUNDS' SHARES ARE DISTRIBUTED

Jones & Babson, Inc., as agent of the UMB Scout Funds, agrees to supply its best efforts as sole distributor of the Funds' shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges. Jones & Babson, Inc. can be reached by calling 800-996-2862 and is located at BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306.

Jones & Babson, Inc. does not receive any fee or other compensation under its distribution agreements with the Funds which continue in effect until October 31, 2000 (the UMB Scout Equity Index Fund and UMB Scout Technology Fund until October 31, 2001), and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Funds' Boards of Directors or Trustees (the "Directors"), including a majority of those Directors who are not parties to such Agreements or interested persons of any such party. They terminate automatically if assigned by either party or upon 60 days written notice by either party to the other.


HOW SHARE PURCHASES ARE HANDLED

We will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not complete and in good order as described in the prospectus. If you use the services of any other broker to purchase or redeem shares of the Funds, that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Funds.

Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Each statement and transaction confirmation will request that you inform the Fund in writing of any questions about the information presented. If you do not notify the Fund in writing of any questions within the specified time period, it will indicate that you have approved the information.

The shares you purchase are held by the Funds in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Jones & Babson does not intend to issue new certificated shares for any accounts.

If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Funds arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Funds and its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Funds' special investment programs.

The Funds reserve the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Funds sustains a loss as the result of failure by a purchaser to make payment, the Funds' underwriter, Jones & Babson, Inc., will cover the loss.

REDEMPTION OF SHARES

All redemption requests must be transmitted to the Funds, P.O. Box 410498, Kansas City, MO 64141-0498. Shareholders who have authorized telephone redemption may call toll free 1-800-996-2862. The Funds will redeem shares at the price (net asset value per share) next effective after receipt of a redemption request in "good order."

The Funds will transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but in no event later than the third business day thereafter. Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request. The Funds will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems. In the case of redemption requests made within 15 days of the date of purchase, the Funds may delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first.

With respect to UMB Scout Money Market and UMB Scout Tax-Free Money Market Funds, shares redeemed will be entitled to receive all dividends declared through the day preceding the date of redemption. If you redeem all of the shares in your account, in addition to the share redemption check, a separate check representing all dividends declared but unpaid on the shares redeemed will be distributed on the next dividend payment date. Any amount due you in your declared but unpaid dividend account cannot be redeemed by draft.

Due to the high cost of maintaining smaller accounts, the Directors have authorized the Funds to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account,
(2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

We will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not complete and in good order. We must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.

The right of redemption may be suspended, or the date of payment postponed beyond the normal three-day period by the Board of Directors under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Funds of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Funds to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Funds' shareholders.

UMB Scout Equity Index Fund, UMB Scout Stock Fund, UMB Scout Regional Fund, UMB Scout Bond Fund, UMB Scout Money Market Fund, UMB Scout Tax-Free Money Market Fund, UMB Scout WorldWide Fund, UMB Scout Technology Fund, UMB Scout Balanced Fund, UMB Scout WorldWide Select Fund and UMB Scout Stock Select Fund have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which these Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

UMB Scout Capital Preservation Fund and UMB Scout Kansas Tax-Exempt Bond Fund may satisfy redemption requests by distributing securities in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the prospectus and such valuation will be made as of the same time the redemption price is determined.




SIGNATURE GUARANTEES
Signature guarantees normally reduce the possibility of forgery and are required in certain redemptions. Signature guarantees are required in connection with all redemptions of $50,000 or more by mail, or changes in share registration, except as hereinafter provided. These requirements may be waived by the Fund in certain instances where it appears reasonable to do so and will not unduly affect the interest of other shareholders. Signature(s) must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or (3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature will not be sufficient for the request to be in proper form.
Signature guarantees will be waived for mail redemptions of $50,000 or less, but they will be required regardless of the size of the redemption if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s). Signature guarantees are also required for a change in account registration or redemption instructions.
Signature guarantees must appear together with the signature(s) of the registered owner(s) on: (1) a separate instrument of assignment, which should specify the total number of shares to be redeemed (this "stock power" may be obtained from the Fund or from most banks or stock brokers); or (2) all stock certificates tendered for redemption.


ADDITIONAL PURCHASE AND REDEMPTION POLICIES

We reserve the right to:

-Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders of the Fund's special investment programs.
-Cancel or change the telephone investment service, the telephone exchange service and the automatic monthly investment plan without prior notice to you where in the best interest of the Funds and their investors.
-Cancel or change the telephone redemption service at any time without notice.
-Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you.
-Begin charging a fee for the systematic redemption plan upon 30 days written notice to you.
-Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. We may waive the signature guarantee requirement if you authorize the telephone redemption method at the same time you submit the initial application to purchase shares.
-Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if we have other reason to believe that this requirement would be in the best interests of the Funds and their shareholders.

The Funds do not allow market timers. The Funds may refuse to sell shares to market timers. You will be considered a market timer if you
(I) have requested a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes. HOLIDAYS

The net asset value per share of each Fund's portfolio is computed once daily, as described in the prospectus, Monday through Friday, at the specific time during the day that the Board of Directors of each Fund sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or the following holidays:


New Year's Day                  January 1
Martin Luther King, Jr. Day     Third Monday in January
Presidents' Holiday             Third Monday in February
Good Friday                     Friday before Easter
Memorial Day                    Last Monday in May
Independence Day                July 4
Labor Day                       First Monday in September
Columbus Day*                   Second Monday in October
Veterans' Day*                  November 11
Thanksgiving Day                Fourth Thursday in November
Christmas Day                   December 25


* Money Market and Tax-Free Money Market Funds only.



DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions and Taxes

 Distributions of net investment income. In general, the Funds receive income in the form of dividends or interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to investors. Any distributions by a Fund from such income will be taxable to investors as ordinary income, whether the investors take them in cash or in additional shares.

By meeting certain requirements of the Internal Revenue Code, the UMB Scout Kansas Tax- Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund have qualified and continue to qualify to pay exempt-interest dividends. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also will be exempt from such state's personal income taxes. A state generally does not grant tax-free treatment to interest on state and municipal securities of other states.

The UMB Scout Kansas Tax-Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund may earn taxable income on any temporary investments, on the discount from stripped obligations or their coupons, on income from securities loans or other taxable transactions,, or on ordinary income derived from the sale of market discount bonds. Any Fund distributions from such income will be taxable as ordinary income, whether received by investors in cash or in additional shares.

The UMB Scout Money Market Fund (Federal and Prime Portfolios) and the UMB Scout Tax-Free Money Market Fund declare dividends for each day that their net asset value is calculated. These dividends will equal all of the daily net income payable to shareholders of record as of the close of business the preceding day. The daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a constant net asset value per share), less the estimated expenses of the funds.

Distributions of capital gains. In general, the Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be distributed and taxed as ordinary income. Distributions from net long-term capital gains will be taxable as long-term capital gain, regardless of how long the Fund shares have been held. Any net capital gains realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund. Because the UMB Scout Money Market Fund (Federal and Prime Portfolios) and the UMB Scout Tax-Free Money Market Fund are money market funds, they do not anticipate realizing any long-term capital gains.

Effect of foreign investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized by a Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable as ordinary dividends, and any losses will reduce a Fund's ordinary income otherwise available for distribution. This treatment could increase or reduce a Fund's ordinary income distributions, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

The Funds may be subject to foreign withholding taxes on income from certain of their foreign securities. If more than 50% of a Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through each investor's pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement investors receive from the fund will show more taxable income than was actually distributed. However, investors will be entitled to either deduct their share of such taxes in computing their taxable income or (subject to limitations) claim a foreign tax credit for such taxes against their U.S. federal income tax. The Fund will provide investors with the information necessary to complete their individual income tax returns if it makes this election. These in turn, could reduce ordinary income distributions to the shareholders.

Information on the tax character of distributions. The Funds will inform you to the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be taxed as a regulated investment company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such fund's earnings and profits.

Excise tax distribution requirements. To avoid federal excise taxes, the Internal Revenue Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different UMB Scout Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term distributed to you by the Fund on those shares.

Beginning after the year 2005 (2000 for certain shareholders), gain in a sale or redemption of Fund shares held for more than five years may be subject to a reduced rate of tax. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

As to the UMB Scout Kansas Tax-Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund, any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to investors with respect to his or her fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the investor by the Fund on those shares.

As to the UMB Scout Money Market Fund (Federal and Prime Portfolios) and the UMB Scout Tax-Free Money Market Fund, because these Funds seek to maintain a constant $1.00 per share net asset value, investors should not expect to realize a capital gain or loss upon redemption or exchange of Fund shares.

U.S. government obligations. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations. If you are a corporate shareholder, you should note that dividends paid by the following funds for the most recent fiscal year qualified for the dividends-received deduction as set forth below:

        UMB Scout Equity Index Fund                    0%
        UMB Scout Stock Fund                           0%
        UMB Scout Stock Select Fund                    0%
        UMB Scout WorldWide Fund                       0%
        UMB Scout Technology Fund                      0%
        UMB Scout WorldWide Select Fund                0%
        UMB Scout Regional Fund                        0%
        UMB Scout Capital Preservation Fund            0%
        UMB Scout Balanced Fund                         %

In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by such Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Because the income of the UMB Scout WorldWide Fund and the WorldWide Select Fund is derived primarily from investments in foreign rather than domestic U.S. securities, no portion of their distributions will generally be eligible for the dividends-received deduction. None of the dividends paid by the Funds for the most recent calendar year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

Because the income of the UMB Scout Bond Fund, the UMB Scout Kansas Tax-Exempt Bond Fund, the UMB Scout Money Market Fund (Federal and Prime Portfolios) and the UMB Scout Tax-Free Money Market Fund consists of interest rather than dividends, no portion of their distributions will generally be eligible for the dividends-received deduction. None of the dividends paid by the Funds for the most recent calendar year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

Investment in complex securities. The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.


MANAGEMENT AND INVESTMENT ADVISOR

Pursuant to Management Agreements, each Fund employs at its own expense UMB Bank, n.a. as its manager and investment advisor. UMB Bank, n.a. provides professional portfolio managers who make all decisions concerning the investment and reinvestment of the assets of the Funds in accordance with the Fund's stated investment objective and policies. As investment advisor, UMB Bank, n.a. either provides or pays the cost of all management, supervisory and administrative services required in the normal operations of the Funds.
As a part of the UMB Scout Equity Index Fund Management Agreement, UMB Bank, n.a., employs at its own expense Northern Trust Quantitative Advisors, Inc., ("Northern Trust") as sub-advisor, an Illinois state-chartered trust company, to provide the day-to-day investment advisory services for the Fund. UMB Bank, n.a. has agreed to pay Northern Trust a fee of 8/100 of one percent (0.08%) of the average daily net assets, for their services. Northern Trust agrees to provide UMB Scout Equity Index Fund investment management services on a daily basis.
The annual fee charged by UMB Bank, n.a. covers all normal operating costs of the Funds. The annual fee is equal to the following percentage of each Fund's average net assets:

                                                        Average Net Assets

UMB Scout Equity Index Fund*                            .40%
UMB Scout Stock Fund                                    .85%
UMB Scout Regional Fund                                 .85%
UMB Scout WorldWide Fund                                1.10%
UMB Scout Technology Fund*                              1.50%
UMB Scout Capital Preservation Fund                     .85%
UMB Scout Balanced Fund                                 .85%
UMB Scout Bond Fund                                     .85%
UMB Scout Kansas Tax-Exempt Bond Fund                   .50%
UMB Scout Money Market Fund                             .50%
UMB Scout Tax-Free Money Market Fund                    .50%
UMB Scout Stock Select Fund                             .85%
UMB Scout WorldWide Select Fund                         1.10%

*UMB Scout Equity Index Fund and UMB Scout Technology Fund have entered into an annual fee waiver contractual agreement whereby the Funds agree to limit total fees to 0.30% and 1.10% respectively. This agreement must be approved annually by the Funds' Directors to be effective each June 30th.
The aggregate management fees paid to UMB Bank, n.a. by the Funds during the three most recent fiscal years ended June 30 were:

                                2000            1999            1998
UMB Scout Equity Index Fund
(4/28/00)                       $4,867          -               -
UMB Scout Stock Fund            $1,408,111      $1,553,871      $1,677,799
UMB Scout Regional Fund         $311,030        $374,733        $426,268
UMB Scout WorldWide Fund        $2,235,686      $991,992        $520,094
UMB Scout Technology Fund
(4/28/00)                       $5,416          -               -
UMB Scout Capital Preservation
Fund                            $8,839          $6,331          $1,011
UMB Scout Balanced Fund         $35,536         $56,502         $74,597
UMB Scout Bond Fund             $577,715        $660,955        $675,457
UMB Scout Kansas Tax-Exempt
Bond Fund                       $36,705         $37,146         $7,129
UMB Scout Money Market Fund     $5,140,056      $4,907,229      $4,239,563
UMB Scout Tax-Free Money Market
Fund                            $657,081        $783,821        $833,818
UMB Scout Stock Select Fund
(5/16/99)                       $53,002         $981            $--
UMB Scout WorldWide Select Fund
(5/16/99)                       $145,971        $1,504          $--


OFFICERS AND DIRECTORS

The officers of the Funds manage their day-to-day operations. The Funds' officers, as well as the Fund's investment counsel and manager are subject to the direct supervision and control of the Board of Directors. Under Maryland and Delaware corporate law, all of the Directors owe a fiduciary duty to the shareholders of the Fund.

The following is a list of the senior officers and directors of the Fund and their ages and business experience for the past five years. Unless noted otherwise, the address of each officer and director is BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306. An asterisk (*) by a director's name denotes a director who is an interested person as that term is defined in the 1940 Act.

*Stephen S. Soden (56), President, Chief Executive Officer and Director. President, Chief Executive Officer and Director, Jones & Babson, Inc. and each of the Babson Funds, UMB Scout Funds, Buffalo Funds and the Investors Mark Series Fund, Inc.; President and Trustee, D.L. Babson Bond Trust; Director, AFBA Five Star Fund, Inc.

William E. Hoffman, D.D.S. (62), Director. Director of each of the investment companies within the UMB Scout Funds group; Orthodontist, 3700 West 83rd Street, Suite 206, Prairie Village, Kansas 66208.

Eric T. Jager (57), Director. Director of each of the investment companies within the UMB Scout Funds group; President, Windcrest Investment Management, Inc.; Director, Bartlett Futures, Inc., Nygaard Corporation, 4800 Main Street, Suite 600, Kansas City, Missouri 64112.

Stephen F. Rose (52), Director. Director of each of the investment companies within the UMB Scout Funds group; President, Sun Publications, Inc., 7373 W. 107th Street, Overland Park, Kansas 66212.

Stuart Wien (77), Director. Director of each of the investment companies within the UMB Scout Funds group; Retired, 4589 West 124th Place, Leawood, Kansas 66209, formerly Chairman of the Board, Milgram Food Stores, Inc.

P. Bradley Adams (40), Vice President and Treasurer. Vice President and Treasurer, Jones & Babson, Inc. and each of the Babson Funds, UMB Scout Funds and Buffalo Funds; Vice President and Chief Financial Officer, AFBA Five Star Fund, Inc.; Principal Financial Officer, Investors Mark Series Fund, Inc.

W. Guy Cooke (39), Vice President. Chief Compliance Officer, Jones & Babson, Inc.; Vice President and Chief Compliance Officer of each of the Babson Funds, UMB Scout Funds, Buffalo Funds and AFBA Five Star Fund, Inc. Cooke joined Jones & Babson in March 1998 and previously was Director of Compliance at American Century Companies.

Martin A. Cramer (50), Vice President and Secretary. Vice President and Secretary, Jones & Babson, Inc. and each of the Babson Funds, UMB Scout Funds and Buffalo Funds; Secretary and Assistant Vice President, AFBA Five Star Fund, Inc.; Secretary, Investors Mark Series Fund, Inc.

Constance E. Martin (39), Vice President. Shareholder Operations Vice President and Director, Jones & Babson, Inc.; Vice President of each of the Babson Funds, UMB Scout Funds, Buffalo Funds and AFBA Five Star Fund, Inc.

Compensation of Officers, Directors and Trustees. None of the officers or directors will be compensated by the Funds for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by UMB Bank, n.a. under the provisions of the Management Agreement. As an "interested" Director, Mr. Soden receives no compensation for his service as a Director.

Messrs. Hoffman, Jager, Rose and Wien have no financial interest in, nor are they affiliated with, either UMB Bank, n.a. or Jones & Babson, Inc. The Audit Committee of the Board of Directors for all of the UMB Scout Funds is composed of Messrs. Hoffman, Jager, Rose and Wien.

The officers and directors of the Company as a group own less than 1% of the Funds.


Compensation Table

Name of         Aggregate       Pension or      Estimated       Total
Director        Compensation    Retirement      Annual          Compensation
                From Each       Benefits        Benefits        From All UMB
                Fund            Accrued As      Upon            Scout Funds
                                Part of Fund    Retirement      Paid to
                                Expenses                        Directors**



Stephen S.
Soden*          --              --              --              --
William E.
Hoffman         $6,375          --              --              $6,375
Eric T. Jager   $7,500          --              --              $7,500
Stephen F.
Rose            $7,500          --              --              $7,500
Stuart Wien     $7,500          --              --              $7,500


* As an "interested director," Mr. Soden received no compensation for his services as a director.
**      The amounts reported in this column reflect the total compensation paid to each director for his services as a director of each of the UMB Scout
Funds during the fiscal year ended June 30, 2000. Directors' fees are paid by the Funds' manager and not by the Funds themselves.



UNDERWRITER AND DISTRIBUTOR

Jones and Babson, Inc., BMA Tower, 700 Karnes Boulevard, Kansas City, Missouri 64108-3306, serves as the principal underwriter and distributor of the Funds' shares. The shares are continuously offered by Jones & Babson, who has agreed, as agent of the Funds, to use its best efforts to distribute shares of the Funds. Jones and Babson pays all sales and distribution expenses, other than registration fees and other governmental charges.

Jones and Babson does not receive compensation or reimbursement for its distribution and underwriting activities from the Funds. Instead, it is compensated by UMB Bank, n.a. for other services provided to the company and Fund. As indicated in the "Directors and Officers" section of this Statement of Additional Information, the following officers of Jones and Babson are directors or officers of the Company: Stephen S. Soden, P. Bradley Adams, Martin A. Cramer, W. Guy Cooke and Constance E. Martin.


TRANSFER AGENT

As manager, UMB Bank, n.a. employs Jones and Babson, Inc. at its own expense to provide transfer agency and dividend payment services to the Funds, including the maintenance of a shareholder accounting and transfer agency system, and such other items as are incidental to corporate administration. Jones and Babson, Inc. is located at BMA Tower, 700 Karnes Boulevard, Kansas City, Missouri 64108-3306.


CUSTODIAN

The Fund's assets are held for safekeeping by an independent custodian, UMB Bank, n.a. This means the bank, rather than the Funds, has possession of the Funds' cash and securities. As directed by the Funds' officers an portfolio managers, the bank delivers cash to those who have sold securities to the Funds in return for such securities, and to those who have purchased portfolio securities from the Funds, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Funds and holds this for payment to shareholders after deduction of the Funds' expenses. UMB Bank, n.a. also serves as investment advisor and manager, and receives compensation for all of its services through receipt of management fees. UMB Bank, n.a. is located at 1010 Grand Boulevard, Kansas City, Missouri, 64141.


INDEPENDENT AUDITORS

The Funds' financial statements are audited annually by independent auditors approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent auditors to the shareholders for ratification. Baird, Kurtz & Dobson, Twelve Wyandotte Plaza, 120 West 12th Street, Suite 1200, Kansas City, Missouri 64105, is the Funds' present independent auditor.


GENERAL INFORMATION AND HISTORY

UMB Scout Stock Fund, Inc. which consists of two separate series -- the UMB Scout Stock Fund series and the UMB Scout Stock Select Fund series -- was incorporated in Maryland on July 29, 1982 and has a present authorized capitalization of 30,000,000 shares of common stock, par value $1.00 per share. The UMB Scout Bond Fund, Inc. was incorporated in Maryland on July 29, 1982, and has a present authorized capitalization of 10,000,000 shares of $1 par value common stock. UMB Scout Regional Fund, Inc., which was incorporated in Maryland on July 11, 1986 as UMB Qualified Dividend Fund, Inc. and changed its name to UMB Heartland Fund, Inc. on July 30, 1991 and has a present authorized capitalization of 10,000,000 shares of $1 par value common stock; UMB Scout Balanced Fund, Inc., which was incorporated in Maryland on July 13, 1995 and has a present authorized capitalization of 10,000,000 shares $1 par value common stock; and UMB Scout
Capital Preservation Fund, Inc. and UMB Scout Kansas Tax-Exempt Bond Fund, Inc., both of which were incorporated in Maryland on October 16, 1997, each have a present authorized capitalization of 10,000,000 shares of $1 par value common stock. UMB Scout Tax-Free Money Market Fund, Inc., which was incorporated in Maryland on July 29, 1982, has a present authorized capitalization of 1,000,000,000 shares of $.01 par value common stock. UMB Scout WorldWide Fund, Inc., which consists of two separate series -- the UMB Scout WorldWide Fund series and the UMB Scout WorldWide Select Fund series -- was incorporated in the State of Maryland on January 7, 1993 and has a present authorized capitalization of 30,000,000 shares of common stock, par value $1.00 per share.

All of the above Funds issue a single class of shares which all have like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund, and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Funds will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights. The Funds may issue additional series of stock with the approval of the Fund's Board of Directors.

UMB Scout Money Market Fund, Inc., which was incorporated in Maryland on June 23, 1982, has a present authorized capitalization of 1,500,000,000 shares of $.01 par value common stock. One-half of the shares are presently reserved for issuance to shareholders invested in the Federal Portfolio and one-half is reserved for the Prime Portfolio shareholders. Each full and fractional share, when issued and outstanding; has: (1) equal voting rights with respect to matters which affect the Fund in general and with respect to matters relating solely to the interests of the Portfolio for which issued, and (2) equal dividend, distribution and redemption rights to the assets of the Portfolio for which issued and to general assets, if any, of the Fund which are not specifically allocated to a particular Portfolio. Shares when issued are fully paid and non-assessable. Except for the priority of each share in the assets of its Portfolio, the Fund will not issue any class of securities senior to any other class. Shareholders do not have pre-emptive or conversion rights. The Fund may issue additional series of stock with the approval of the Fund's Board of Directors.

The Maryland General Corporation Law permits registered investment companies, such as the Funds, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. As a result the Funds do not intend to hold annual meetings. The Funds have adopted the appropriate provisions in their By-Laws and will not hold annual meetings of shareholders for the following purposes unless required to do so:
(1) election of directors; (2) approval of any investment advisory agreement;
(3) ratification of the selection of independent public accountants; and (4) approval of a distribution plan. Under Maryland law, a special meeting of stockholders of the Funds must be held if the Fund receives the written request for a meeting from the stockholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting.

UMB Scout Funds (the "Trust") which consists of two separate series - the UMB Scout Equity Index Fund series and the UMB Scout Technology Fund series - was organized as a business trust in Delaware on January 27, 2000. Each series represents interests in a separate portfolio of investments and is subject to separate liabilities. Shares of each series are entitled to vote as a series only to the extent required by the 1940 Act or as permitted by the Trustees. The beneficial interest of each series is divided into an unlimited number of shares, with no par value. Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will generally not be issued. The Trust does not intend to hold regular annual shareholder meetings. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series. If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares and may create multiple classes of shares of each series, which may differ from each other as to expenses and dividends.

Non-Cumulative Voting. All of the Funds' shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

Each of the Funds has agreed that it may use the words "UMB" and "Scout" in its name, and may use the Scout design, so long as UMB Bank, n.a. is continued as its manager.

Control Persons and Principal Holders of Shares. There were no control persons or principal holders of shares of the Funds. Control persons are persons deemed to control a Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of a Fund's outstanding equity securities.

Code of Ethics. Each Fund, its investment advisor, sub-advisor (if applicable) and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by either Fund, subject to certain general restrictions and procedures. Each code of ethics contains provisions designed to substantially comply with the recommendations contained in the Investment Company Institute's 1994 Report of the Advisory Group on Personal Investing. The codes of ethics are on file with the Securities and Exchange Commission.


FIXED INCOME SECURITIES RATINGS


Standard & Poor's Corporation (S&P):

AAA - Highest Grade. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA - High Grade. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A - Upper-medium Grade. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. (Moody's):

Aaa - Best Quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

A2 - High Quality by All Standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Upper-medium Grade. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Note:   Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier I indicates that the issue ranks in the higher end of its generic rating category;
the modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


Fitch Investors Service:

Debt instruments rated "AAA," "AA," "A," "BBB" are considered to be investment grade.

AAA Highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA+, AA or AA- Investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA".

A+, A or A- Investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB+, BBB or BBB- Investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB+, BB or BB- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B+, B or B- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC+, CCC or CCC- Bonds have certain identifiable characteristics which if not remedied may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C Bonds are in imminent default of payment of interest or principal.

DDD, DD or D Bonds are in default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds. "D" represents the lowest potential for recovery.

NR Indicated that Fitch does not rate the specific issue.


Description of Taxable Commercial Paper Ratings

Moody's - Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

Prime - 1 Highest Quality
Prime - 2 Higher Quality
Prime - 3 High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)     evaluation of the management of the issuer;
(2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;
(3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4)     liquidity;
(5)     amount and quality of long-term debt;
(6)     trend of earnings over a period of ten years;
(7) financial strength of a parent company and relationships which exist with the issuer; and
(8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P - Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

"A" -   Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

"A-1" - This designation indicates that the degree of safety regarding timely payment is very strong.

"A-2" -         Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming.

"A-3" -         Issues carrying this designation have a satisfactory
capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

"B" -   Issues rated `B" are regarded as having only an adequate
capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

"C" -   This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

"D" -   This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

Fitch:

F1+     Exceptionally Strong Credit Quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for payment.

Fl      Very Strong Credit Quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than "F1+."

F2      Good Credit Quality.  Issues assigned this rating have a
satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F I +" and "F I".

F3      Fair Credit Quality.  Issues assigned this rating have
characteristics suggesting that the degree of assurance of timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

FS      Weak Credit Quality.  Issues assigned this rating have
characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D       Default.  Issues assigned this rating have characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

LOC     The symbol LOC indicated that the rating is based upon a letter of credit default issued by a commercial bank.


MUNICIPAL SECURITIES RATINGS

The ratings of bonds by Moody's and Standard and Poor's Corporation represent their opinions of quality of the municipal bonds they undertake to rate. These ratings are general and are not absolute standards, Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

Both Moody's and S&P's Municipal Bond Ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighted in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, federal or state guaranty, or the automatic withholding and use of state aid to pay the defaulted debt service.

S&P Ratings:

AAA Prime - These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service, reserve requirements) are rigorous. There is evidence of superior management.

AA - High Grade - The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated "AA" have the second strongest capacity for payment of debt service.

A - Good Grade - Principal and interest payments on bonds in this category are regarded as safe. This rating describes the third strongest capacity for payment of debt service. It differs from the two higher ratings because:

General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

Moody's Ratings of Municipal Bonds:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's Ratings of Municipal Notes:

MIG 1: The best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad based access to the market for refinancing, or both.

MIG 2: High quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.


FINANCIAL STATEMENTS

The audited financial statements of the Funds which are contained in the June 30, 2000 Annual Reports to Shareholders are incorporated herein by reference. iii

UMB SCOUT CAPITAL PRESERVATION FUND

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial esults for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.
                                                             FEBRUARY 23, 1998
                                        YEARS ENDED June 30,         TO
                                          2000       1999      JUNE 30, 1998*


Net asset value, beginning of period    $  9.76   $  9.74        $  10.00

   Income (loss) from investment
        operations:
      Net investment income                0.20      0.17             0.07
      Net realized and unrealized
        gain (loss) on securities         (0.15)     0.08            (0.33)
   Total from investment operations        0.05      0.25            (0.26)

   Distributions from:
      Net investment income               (0.20)    (0.21)              -
      Net realized gain on investment
        transactions                      (0.02)    (0.02)              -
      Total distributions                 (0.22)    (0.23)              -

Net asset value, end of period          $  9.59   $  9.76        $   9.74

Total return                                 1%        3%             (7%)**



Ratios/Supplemental Data
Net assets, end of year (in thousands)  $ 1,138   $   922        $    549
Ratio of expenses to average net assets   0.84%     0.83%           0.85%
Ratio of net investment income to
   average net assets                     2.62%     2.44%           3.26%
Portfolio turnover rate                     13%       95%              7%


*The Fund was capitalized on January 13, 1998 with $100,000,representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on February 23, 1998, at which time net asset value was $10.00 per share.

Ratios for this initial period of operation are annualized.

**The return is not annualized.

UMB SCOUT BALANCED FUND
The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                                                       December
                                                                       6,1995TO
                                          YEARS ENDED JUNE 30,         JUNE 30,
                                          2000    1999    1998    1997    1996*
Net asset value, beginning of period  $ 10.17  $ 10.91 $ 10.72 $ 10.18 $ 10.09

   Income from investment operations:
      Net investment income              0.14     0.38    0.43    0.35    0.27
      Net realized and unrealized
         gain (loss) on securities      (0.58)   (0.21)   0.54    0.52    0.06
   Total from investment operations     (0.44)    0.17    0.97    0.87    0.33

   Distributions from:
      Net investment income             (0.13)   (0.41)  (0.45)  (0.32)  (0.24)
      Net realized gain
         on investment transactions     (0.37)   (0.50)  (0.33)  (0.01)     -
   Total distributions                  (0.50)   (0.91)  (0.78)  (0.33)  (0.24)

Net asset value, end of period        $  9.23  $ 10.17 $ 10.91 $ 10.72 $ 10.18


Total return                              (4%)      2%      9%      9%     6%**



Ratios/Supplemental Data
Net assets, end of year (in millions) $     4  $     5 $     8 $     8 $     3
Ratio of expenses to average net assets 0.87%    0.87%   0.85%   0.83%   0.85%
Ratio of net investment income
   to average net assets                3.16%    3.48%   3.78%   3.85%   3.71%
Portfolio turnover rate                   44%      95%     15%     14%      5%


*The Fund was capitalized on October 2, 1995 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on December 6, 1995, at which time net asset value was $10.09 per share.

Ratios for this initial period of operation are annualized.

**The return is not annualized.


UMB SCOUT BOND FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                                YEARS ENDED JUNE 30,
                                        2000    1999    1998    1997    1996
Net asset value, beginning of year    $ 10.95 $ 11.21 $ 10.98 $ 10.93 $ 11.10

   Income from investment operations:
      Net investment income              0.55    0.62    0.62    0.62    0.62
      Net realized and unrealized
         gain (loss) on securities      (0.18)  (0.26)   0.23    0.05   (0.16)
   Total from investment operations      0.37    0.36    0.85    0.67    0.46

   Distributions from:
      Net investment income             (0.61)  (0.62)  (0.62)  (0.62)  (0.62)
      Net realized gain on investment
        transactions                       -       -       -       -    (0.01)
   Total distributions                  (0.61)  (0.62)  (0.62)  (0.62)  (0.63)

Net asset value, end of year          $ 10.71 $ 10.95 $ 11.21 $ 10.98 $ 10.93

Total return                               3%      3%      8%      6%      4%


Ratios/Supplemental Data
Net assets, end of year (in millions) $    65 $    72 $    78 $    79 $    81

Ratio of expenses to average net assets 0.87% 0.87% 0.87% 0.87% 0.86% Ratio of net investment income to
        average net assets               5.73%   5.48%   5.61%   5.69%  5.63%
Portfolio turnover rate                    30%     23%     12%     19%    12%



UMB SCOUT KANSAS TAX-EXEMPT BOND FUND

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                                             FEBRUARY 23, 1998
                                     YEARS ENDED June 30,             TO
                                       2000         1999       JUNE 30, 1998*
Net asset value, beginning of period  $ 9.80       $ 9.94          $ 10.00

   Income from investment operations:
      Net investment income             0.40         0.40             0.13
      Net realized and unrealized
         loss on securities            (0.13)       (0.14)           (0.06)
   Total from investment operations     0.27         0.26             0.07

   Distributions from:
      Net investment income            (0.40)       (0.40)           (0.13)

Net asset value, end of period        $ 9.67       $ 9.80          $  9.94

Total return                              3%           3%             2%**



Ratios/Supplemental Data
Net assets, end of year (in millions) $    7       $    8          $     6
Ratio of expenses to average net
   assets                              0.50%        0.50%            0.50%
Ratio of net investment income to
   average net assets                  4.19%        4.01%            4.33%
Portfolio turnover rate                   7%          12%               4%


*The Fund was capitalized on January 13, 1998 with $100,000, representing10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on February 23, 1998, at which time net asset value was $10.00 per share.

Ratios for this initial period of operation are annualized.

**This return is not annualized.

UMB SCOUT MONEY MARKET FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years pertaining to its Federal Portfolio and its Prime Portfolio. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request. The information for the fiscal year ending on June 30, 1996, is covered by the report of other auditors.


                                                    YEARS ENDED JUNE 30,
                                            2000    1999    1998    1997   1996
FEDERAL PORTFOLIO
Net asset value, beginning of year       $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00

   Income from investment operations:
      Net investment income                0.05    0.05    0.05    0.05    0.05
   Distributions from:
      Net investment income               (0.05)  (0.05)  (0.05)  (0.05)  (0.05)
Net asset value, end of year             $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00

Total return                                 5%      5%      5%      5%      5%



Ratios/Supplemental Data
Net assets, end of year (in millions)    $  303  $  298  $  303  $  238  $  228
Ratio of expenses to average net assets   0.50%   0.51%   0.51%   0.52%   0.51%
Ratio of net investment income to
   average net assets                     5.08%   4.58%   5.03%   4.92%   5.09%

PRIME PORTFOLIO
Net asset value, beginning of year       $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00

   Income from investment operations:
      Net investment income                0.05    0.05    0.05    0.05    0.05
   Distributions from:
      Net investment income               (0.05)  (0.05)  (0.05)  (0.05)  (0.05)
Net asset value, end of year             $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00

Total return                                 5%      5%      5%      5%      5%



Ratios/Supplemental Data
Net assets, end of year (in millions)     $  707  $  678  $  556  $  445 $  330

Ratio of expenses to average net assets    0.51%   0.51%   0.51%   0.51%  0.51%
Ratio of net investment income to
   average net assets                      5.26%   4.72%   5.14%   4.97%  5.16%

UMB SCOUT TAX-FREE MONEY MARKET FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                                    YEARS ENDED JUNE 30,
                                          2000    1999    1998    1997    1996
Net asset value, beginning of year      $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00

   Income from investment operations:
      Net investment income               0.03    0.03    0.03    0.03    0.03

   Distributions from:
      Net investment income              (0.03)  (0.03)  (0.03)  (0.03)  (0.03)
Net asset value, end of year            $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00

Total return                                3%      3%      3%      3%      3%



Ratios/Supplemental Data
Net assets, end of year (in millions)   $  116  $  126  $  123  $  162  $  128
Ratio of expenses to average net assets  0.53%   0.52%   0.54%   0.55%   0.52%
Ratio of net investment income to
   average net assets                    3.23%   2.66%   3.21%   3.16%   3.13%


HOW TO PURCHASE SHARES

No-Load Funds

                There are no sales commissions, redemption fees or Rule 12b-1 distribution fees

How to Buy Shares (see chart on page 36 for details)

                By phone, mail or wire

                Through Automatic Monthly Investments

                Through exchanges from other UMB Scout Funds

Minimum Initial Investment

                $1,000 for most accounts

                $250 for IRA and Uniform Transfer (Gift) to Minors accounts

                $100 with Automatic Monthly Investments

                $1,000 for exchanges from another UMB Scout Fund

Minimum Additional Investments

                $100 for purchases by phone or mail ($500 for wire purchases)

                $50 for Automatic Monthly Investments

                $1,000 for exchanges from another UMB Scout Fund

Minimum Account Size

                You must maintain a minimum account size equal to the current minimum initial investment(usually $1,000). If your account falls below this amount due to redemptions (not market action) we may notify you and ask you to increase the account to the minimum. We will close the account and send your money if you do not bring the account up to the minimum within 60 days after we mail you the notice.

HOW TO REDEEM SHARES

You may withdraw from your Fund account at any time in the following amounts:

 any amount for redemptions requested by mail or phone

 $500 or more for redemptions wired to your account (there may be a fee)

 $50 or more for redemptions by a systematic redemption plan (there may be a fee)

 $1,000 or more for exchanges to another Fund

 $100 or more for redemptions by automatic monthly exchange to another Fund

ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process transaction requests that are not complete and in good order as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

If you wish to purchase (or redeem) shares of a UMB Scout Fund through a broker, a fee may be charged by that broker. In addition, you may be subject to other policies or restrictions of the broker such as higher minimum account value, etc.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of a Fund and its shareholders.

Redemptions - We try to send proceeds as soon as practical. In any event, we send proceeds by the third business day after we receive a request in good order. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund. If you receive securities instead of cash, you may incur brokerage costs when converting them into cash.

The Funds' Manager believes that certain investors who try to "time the market" by purchasing and redeeming shares from the Funds on a regular basis may disrupt the investment process and pose additional transaction costs to the Funds. Therefore, in those cases the Fund Manager may delay redemption proceeds up to seven days or take other actions it deems necessary to discourage such activity.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees.
The right to redeem shares may be temporarily suspended in emergency situations, only as permitted under federal law.

Withdrawal by Draft (i.e., check) is limited to open account shares of UMB Scout Money Market Fund - Federal Portfolio and Prime Portfolio - and Tax-Free Money Market Fund. You may elect this method of redemption on your initial application, or on a form which will be sent to you upon request. All signatures must be guaranteed unless this method of redemption is elected on your initial application. Draft amounts may range from $500 to $100,000.

Signature Guarantees - You can get a signature guarantee from most banks or securities dealers and certain other financial institutions, but not a notary public. For your protection, we require a guaranteed signature if you request:

 A redemption check sent to a different payee, bank or address than we have on file.

 A redemption check mailed to an address that has been changed within the last
  30 days.

 A redemption for $50,000 or more in writing.

 A change in account registration or redemption instructions.

Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the Fund into which you are exchanging. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received proper payment before we will exchange shares. You should review the Prospectus of the Fund being purchased. Call us for a free copy at 800-996-2862.

Telephone Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request, including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed, the Fund will not be liable for losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Fund nor Jones & Babson, Inc., assumes responsibility for the authenticity of telephone redemption requests.

Shareholder Reports - To help keep the Funds' costs low, we attempt to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we may send just one Fund report to that address rather than mailing separate reports to each shareholder.



SHAREHOLDER SERVICES

The following services are also available to shareholders. Please call 800-996-2862 for more information:

 Traditional IRA accounts

 Roth IRA accounts

 Education IRA accounts

 Simplified Employee Pensions (SEPs)

 Uniform Transfers (Gifts) to Minors accounts

 Accounts for corporations or partnerships

 Sub-Accounting Services for Keogh, tax qualified retirement plans, and others

 Prototype Retirement Plans for the self-employed, partnerships and corporations.

HOW SHARE PRICE IS DETERMINED

Shares of the Funds are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received by us in good order. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Funds and have received your purchase order and payment or redemption order, we may process the order at the net asset value per share next effective after receipt of the order by the institution.

The per share calculation is made by subtracting from a Fund's total assets any liabilities and then dividing into this amount the Fund's total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily for each Fund, Monday through Friday, at 4:00 p.m. (Eastern Standard Time) on days when the Funds are open for business. These generally are the same days that the New York Stock Exchange is open for trading. The
New York Stock Exchange is closed on weekends, national holidays and Good Friday. The net asset value per share for UMB Scout Money Market Fund and Tax-Free Money Market Fund are computed at 1:00 p.m. (Eastern Standard Time).

Each security owned by a Fund that is listed on an Exchange is valued at its last sale price on that Exchange on the date when assets are valued. Where the security is listed on more than one Exchange, the Funds will use the price of that Exchange which it generally considers to be the principal Exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Fund's Board of Directors.

Short-term instruments maturing within 60 days may be valued at amortized cost. The Portfolios of UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund value assets on the basis of amortized cost.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

Distributions - Your distributions will be reinvested automatically in additional shares of the Fund unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash ($10 minimum check amount). There are no fees or sales charges on reinvestments.

UMB Scout Stock Fund, UMB Scout Stock Select Fund, UMB Scout Equity Index Fund, UMB Scout Regional Fund, UMB Scout WorldWide Fund, UMB Scout WorldWide Select Fund, UMB Scout Technology Fund, UMB Scout Capital Preservation Fund and UMB Scout Balanced Fund will pay substantially all of their net investment income semiannually, usually in June and December. It is contemplated that substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend, with any remaining balance paid in December.

UMB Scout Bond Fund will declare a dividend every business day, equal to substantially all of the Fund's undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly. Substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend, with any remaining balance paid in December.

UMB Scout Kansas Tax-Exempt Bond Fund will declare a dividend every business day, equal to substantially all of the Fund's undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly. Substantially all of any net capital gains realized will be distributed annually by December 31.

UMB Scout Tax-Free Money Market Fund and each Portfolio of UMB Scout Money Market Fund will declare a dividend every business day, equal to substantially all of their undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly. These Funds' policies relating to maturities make it unlikely that they will have capital gains or losses.

If you buy shares of any equity or bond Fund shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price back in the form of a taxable distribution.

Tax Considerations - In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gains a Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

Distributions from the UMB Scout Kansas Tax-Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from federal income tax. These Funds, however, may invest a portion of their assets in securities that pay income that is not tax exempt.

By law, a Fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct Social Security or Taxpayer Identification Number, or if the IRS instructs the Fund to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

In general, when you sell your shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different UMB Scout Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your Fund shares depends on your marginal tax bracket and on how long the shares have been held. However, because the UMB Scout Money Market Fund (Federal and Prime Portfolios) and the UMB Scout Tax-Free Money Market Fund expect to maintain a $1.00 net asset value per share, investors in these Funds should not have any gain or loss on the sale of such shares.

Exempt-interest dividends paid by the UMB Scout Kansas Tax-Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund are taken into account when determining the taxable portion of an investor's Social Security or railroad retirement benefits. These Funds may invest a portion of their assets in private activity bonds. The income from these bonds will be a preference item when determining an investor's Alternative Minimum Tax.

Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

Exempt-interest dividends from interest earned on municipal securities of a state, or of its political subdivisions, generally will be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on investments in municipal securities of other states.

Fund distributions and gains from the sale or exchange of your Fund shares generally will be subject to state and local income tax. Any foreign taxes paid by the UMB Scout WorldWide Fund and the UMB Scout WorldWide Select Fund on their investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.


Conducting Business With the UMB Scout Funds

By Phone

800-996-2862, in the Kansas City area 816-751-5900

You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

How to Open an Account

If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another UMB Scout Fund by exchange ($1,000 minimum). The names and registrations on the accounts must be identical.

How to add to an account

You may invest by telephone ($100 minimum). After we receive your telephone call, we will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Fund and participating banks.

How to sell shares

You may withdraw any amount by telephone ($500 minimum if wired). We will send funds only to the address or bank account on file with us. Provide the Fund's name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed. For wires, also provide the bank name and bank account number.

How to exchange shares

You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another UMB Scout Fund. The shares being exchanged must have been held in open account for 15 days or more.

By mail

UMB Scout Funds
P.O. Box 219757
Kansas City, MO 64121-9757

How to open an account

Complete and sign the application included with this Prospectus. Your initial investment must meet the minimum amount and you must specify which Fund (or Portfolio) in which you want to invest. Make your check payable to UMB Bank, n.a.

How to add to an account

Make your check ($100 minimum) payable to UMB Bank, n.a. and mail it to us. Always identify your account number or include the detachable coupon (from your confirmation statement).

How to sell shares

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

How to exchange shares

In a letter, include the genuine signature of each registered owner, the Fund name and your account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the UMB Scout Fund into which the amount is being transferred.

By wire

UMB Bank, n.a.
Kansas City, Missouri,

                              UMB SCOUT FUNDS GROUP
                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS:

(a)       Articles of Incorporation

     (1)  UMB Scout Stock Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on July 29, 1982 previously filed with PEA #31 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

          (B) Articles of Revival of the Registrant as filed in Maryland on January 12, 1987 previously filed with PEA #31 to Registration Statement on Form N1- A on 3/2/99 and incorporated herein by reference.

          (C) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995 previously filed with PEA #31 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

          (D) Articles Supplementary of the Registrant filed in Maryland on February 9, 1996 previously filed with PEA #31 to Registration Statement on Form N1- A on 3/2/99 and incorporated herein by reference.

          (E) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998 previously filed with PEA #31 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

          (F) Articles Supplementary of the Registrant filed in Maryland on April 16, 1999. Previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.


     (2)  UMB Scout WorldWide Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on January 7, 1993 previously filed with PEA #14 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

          (B) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995 previously filed with PEA #14 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

          (C) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998 previously filed with PEA #14 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

          (D) Articles Supplementary of the Registrant filed in Maryland on April 16, 1999. Previously filed with PEA #16 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

     (3)  UMB Scout Money Market Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on June 23, 1982. Previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

          (B) Articles Supplementary of the Registrant as filed in Maryland on July 23, 1982. Previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

          (C) Articles of Revival of the Registrant as filed in Maryland on January 12, 1987. Previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

          (D) Articles Supplementary of the Registrant filed in Maryland on February 11, 1991. Previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

          (E) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995. Previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

          (F) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998. Previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

     (4)  UMB Scout Tax-Free Money Market Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on July 29, 1982. Previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

          (B) Articles of Revival of the Registrant as filed in Maryland on January 12, 1987. Previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

          (C) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995. Previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

          (D) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998. Previously filed with PEA #33 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

     (5)  UMB Scout Balanced Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on July 13, 1995. Previously filed with PEA #8 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

          (B) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998. Previously filed with PEA #8 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

     (6)  UMB Scout Regional Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on July 8, 1986. Previously filed with PEA #27 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

          (B) Articles of Amendment of the Registrant filed in Maryland on July 30, 1991.a Previously filed with PEA #27 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

          (C) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995. Previously filed with PEA #27 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

          (D) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998.
               Previously filed with PEA #27 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

     (7)  UMB Scout Bond Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on July 29, 1982. Previously filed with PEA #32 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

          (B) Articles of Revival of the Registrant filed in Maryland on January 12, 1987. Previously filed with PEA #32 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

          (C) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995. Previously filed with PEA #32 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

          (D) Articles Supplementary of the Registrant filed in Maryland on February 9, 1996. Previously filed with PEA #32 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

          (E) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998.
               Previously filed with PEA #32 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

     (8)  UMB Scout Capital Preservation Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on October 16, 1997. Previously filed with PEA #2 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

          (B) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998.
               Previously filed with PEA #2 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

     (9)  UMB Scout Kansas Tax-Exempt Bond Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on October 16, 1997. Previously filed with PEA #2 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

          (B) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998.
               Previously filed with PEA #2 to Registration Statement on Form N1-A on 9/2/99 and incorporated herein by reference.

(b)  By-Laws

     (1) UMB Scout Stock Fund, Inc. By-laws previously filed with PEA #32 to Registration Statement on Form N1-A on
          3/2/99 and incorporated herein by reference.

     (2) UMB Scout WorldWide Fund, Inc. By-laws previously filed with PEA #15 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

     (3) UMB Scout Money Market Fund, Inc. By-laws previously filed with PEA #33 to Registration Statement on Form filed on 8/30/99 and incorporated herein by reference.

     (4) UMB Scout Tax-Free Money Market Fund, Inc. By-laws previously filed with PEA #33 to Registration Statement on Form filed on 8/30/99 and incorporated herein by reference.

     (5) UMB Scout Balanced Fund, Inc. By-laws previously filed filed with PEA #8 to Registration Statement on Form on 8/30/99 and incorporated herein by reference.

     (6) UMB Scout Regional Fund, Inc. By-laws previously filed filed with PEA #14 to Registration Statement on Form on 8/30/99 and incorporated herein by reference.

     (7) UMB Scout Bond Fund, Inc. By-laws previously filed filed with PEA #27 to Registration Statement on Form on 8/30/99 and incorporated herein by reference.

     (8) UMB Scout Capital Preservation Fund, Inc. By-laws previously filed with PEA #2 to Registration Statement on Form filed on 8/30/99 and incorporated herein by reference.

     (9) UMB Scout Kansas Tax-Exempt Bond Fund, Inc. By-laws filed with PEA #33 to Registration Statement on Form previously filed on 8/30/99 and incorporated herein by reference.

(c)  Instrument Defining Rights of Security Holders

     Not Applicable

(d)  Investment Advisory Contracts

     (1) (a) Management Agreement between UMB Bank, n.a. and UMB Scout Stock Fund, Inc. for the UMB Scout Stock Fund series dated January 1, 1996 previously filed with PEA #32 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

          (b) Management Agreement between UMB Bank, n.a. and UMB Scout Stock Fund, Inc. for the UMB Scout Stock Select Fund series previously filed with PEA #32 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

     (2) (a) Management Agreement between UMB Bank, n.a. and UMB Scout WorldWide Fund, Inc. for the UMB Scout WorldWide Fund series dated January 1, 1996 previously filed with PEA #14 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

          (b) Management Agreement between UMB Bank, n.a. and UMB Scout Worldwide Fund, Inc., on behalf of the UMB Scout WorldWide Fund series previously filed with PEA #14 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

     (3)  Management Agreement between UMB Bank, n.a. and UMB
          Scout Money Market Fund, Inc. dated January 1, 1996.
          Previously filed with PEA #33 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.

     (4)  Management Agreement between UMB Bank, n.a. and UMB
          Scout Tax-Free Money Market Fund, Inc. dated January 1, 1996. Previously filed with PEA #33 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.

     (5)  Management Agreement between UMB Bank, n.a. and UMB
          Scout Balanced Fund, Inc. dated December 6, 1995.
          Previously filed with PEA #9 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.

     (6)  Management Agreement between UMB Bank, n.a. and UMB
          Scout Regional Fund, Inc. dated January 1, 1996.
          Previously filed with PEA #27 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.

     (7)  Management Agreement between UMB Bank, n.a. and UMB
          Scout Bond Fund, Inc. dated January 1, 1996.
          Previously filed with PEA #33 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.

     (8)  Management Agreement between UMB Bank, n.a. and UMB
          Scout Capital Preservation Fund, Inc. dated February 23, 1997. Previously filed with PEA #3 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.

     (9)  Management Agreement between UMB Bank, n.a. and UMB
          Scout Kansas Tax-Exempt Bond Fund, Inc. dated February 23, 1997. Previously filed with PEA #3 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.

(e)  Underwriting Contracts

     (1)  (a)  Underwriting Agreement between Jones & Babson,
          Inc. and UMB Scout Stock Fund, Inc. on behalf of the
          UMB Scout Stock Fund series dated September 30, 1993.
          Previously filed with PEA #33 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.

          (b) Form of Underwriting Agreement between Jones & Babson, Inc. and UMB Scout Stock Fund, Inc. for the UMB Scout Stock Fund series previously filed with PEA #32 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

     (2)  (a)  Underwriting Agreement between Jones & Babson,
          Inc. and UMB Scout WorldWide Fund, Inc. on behalf of the UMB Scout WorldWide Fund series dated September 30, 1993. Previously filed with PEA #16 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.

          (b) Form of Underwriting Agreement between Jones & Babson, Inc. and UMB Scout Worldwide Fund, Inc. on behalf of the UMB Scout Worldwide Select Fund series previously filed with PEA #14 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

     (3)  Underwriting Agreement between Jones & Babson, Inc.
          and UMB Scout Money Market Fund, Inc. dated September 30,
          1933 Previously filed with PEA #33 to the Registartion Statement on Form N-1A on 8/30/1999 and incorporated by reference.

     (4)  Underwriting Agreement between Jones & Babson, Inc.
          and UMB Scout Tax-Free Money Market Fund, Inc. dated
          September 30, 1993 is filed herewith as Exhibit No.
          EX99.23(e)(4).

     (5)  Underwriting Agreement between Jones & Babson, Inc.
          and UMB Scout Balanced Fund, Inc. dated December 6, 1995 Previously filed with PEA #9 to the Registartion Statement on Form N-1A on 8/30/1999 and incorporated by reference.

     (6)  Underwriting Agreement between Jones & Babson, Inc.
          and UMB Scout Regional Fund, Inc. (formerly UMB
          Heartland Fund, Inc.) dated September 30, 1993
          Previously filed with PEA #27 to the Registartion Statement on Form N-1A on 8/30/1999 and incorporated by reference.

     (7)  Underwriting Agreement between Jones & Babson, Inc.
          and UMB Scout Bond Fund, Inc. dated September 30, 1993
          Previously filed with PEA #32 to the Registartion Statement on Form N-1A on 8/30/1999 and incorporated by reference.

     (8)  Underwriting Agreement between Jones & Babson, Inc.
          and UMB Scout Capital Preservation Fund, Inc.
          dated February 23, 1998. Previously filed with PEA #3 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.

     (9)  Underwriting Agreement between Jones & Babson, Inc.
          and UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
          dated February 23, 1998. Previously filed with PEA #33 to the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.


(f)  Bonus or Profit Sharing Contracts

      Not Applicable.

(g)  Custodian Agreement between:

     Registrants and UMB Bank, N.A. dated October 30, 1995 is previously filed with the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.

(h)  Other Material Contracts:

     (1)  Transfer Agency Agreement between Jones & Babson, Inc.
          and UMB Scout Stock Fund, Inc. dated January 1, 1996 is previously filed with the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.

     (2)  Transfer Agency Agreement between Jones & Babson, Inc.
          and UMB Scout WorldWide Fund, Inc. dated January 1, 1996 is previously filed with the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.

     (3)  Transfer Agency Agreement between Jones & Babson, Inc.
          and UMB Scout Money Market Fund, Inc. dated January 1, 1996 is previously filed with the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.

     (4)  Transfer Agency Agreement between Jones & Babson, Inc.
          and UMB Scout Tax-Free Money Market Fund, Inc. dated January 1, 1996 is previously filed with the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.

     (5)  Transfer Agency Agreement between Jones & Babson, Inc.
          and UMB Scout Balanced Fund, Inc. dated December 6, 1995 is previously filed with the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.

     (6)  Transfer Agency Agreement between Jones & Babson, Inc.
          and UMB Scout Regional Fund, Inc. dated January 1, 1996 is previously filed with the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.

     (7)  Transfer Agency Agreement between Jones & Babson, Inc.
          and UMB Scout Bond Fund, Inc. dated January 1, 1996 is previously filed with the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.

     (8)  Transfer Agency Agreement between Jones & Babson, Inc.
          and UMB Scout Capital Preservation Fund, Inc. dated
          February 23, 1998 is previously filed with the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.

     (9)  Transfer Agency Agreement between Jones & Babson, Inc.
          and UMB Scout Kansas Tax-Exempt Bond Fund, Inc. dated
          February 23, 1998 is previously filed with the Registration Statement on Form N-1A on 8/30/1999 and incorporated by reference.

(i) Opinion and Consent of Counsel as to the legality of the securities issued by each registrant is filed herewith as Exhibit No. EX23.23(i).

(j)  Other Opinions

     (1)  Consent of Independent Auditors for:

          (A)  UMB Scout Stock Fund, Inc. is filed herewith as
               Exhibit No. EX23.23(j)(1)(A).

          (B) UMB Scout WorldWide Fund, Inc. is filed herewith as Exhibit No. EX23.23(j)(1)(B).

          (C) UMB Scout Regional Fund, Inc. is filed herewith as Exhibit No. EX23.23(j)(1)(C).

          (D) UMB Scout Money Market Fund, Inc. is filed herewith as Exhibit No. EX23.23(j)(1)(D).

          (E) UMB Scout Tax-Free Money Market Fund, Inc. is filed herewith as Exhibit No. EX23.23(j)(1)(E).

          (F) UMB Scout Balanced Fund, Inc. is filed herewith as Exhibit No. EX23.23(j)(1)(F).

          (G)  UMB Scout Bond Fund, Inc. is filed herewith as
               Exhibit No. EX23.23(j)(1)(G).

          (H) UMB Scout Capital Preservation Fund, Inc. is filed herewith as Exhibit No. EX23.23(j)(1)(H).

          (I) UMB Scout Kansas Tax-Exempt Bond Fund, Inc. is filed herewith as Exhibit No. EX23.23(j)(1)(I).

          (J)   UMB Scout Funds is filed herewith as Exhibit No.
                EX23.23(j)(1)(K).

      (2)  Power of Attorney for:

          (A)  UMB Scout Stock Fund, Inc. is filed herewith as
               Exhibit No. EX24.23(j)(2)(A).

          (B) UMB Scout WorldWide Fund, Inc. is filed herewith as Exhibit No. EX24.23(j)(2)(B).

          (C) UMB Scout Regional Fund, Inc. is filed herewith as Exhibit No. EX24.23(j)(2)(C).

          (D) UMB Scout Money Market Fund, Inc. is filed herewith as Exhibit No. EX24.23(j)(2)(D).

          (E) UMB Scout Tax-Free Money Market Fund, Inc. is filed herewith as Exhibit No. EX24.23(j)(2)(E).

          (F) UMB Scout Balanced Fund, Inc. is filed herewith as Exhibit No. EX24.23(j)(2)(F).

          (G)  UMB Scout Bond Fund, Inc. is filed herewith as
               Exhibit No. EX24.23(j)(2)(G).

          (H) UMB Scout Capital Preservation Fund, Inc. is filed herewith as Exhibit No. EX24.23(j)(2)(H).

          (I) UMB Scout Kansas Tax-Exempt Bond Fund, Inc. is filed herewith as Exhibit No. EX24.23(j)(2)(I).

(k)  Omitted Financial Statements

     Not Applicable.

(l)  Initial Capital Agreements

     Not Applicable.

(m)  Rule 12b-1 Plan

     Not Applicable.

(n)  Rule 18f-3 Plan

     Not Applicable.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
REGISTRANT:

None.


ITEM 25.  INDEMNIFICATION:

Under the terms of the Maryland General Corporation Law and the Registrant's By-Laws, the Registrant shall indemnify any person who was or is a director, officer, or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper in the circumstances. Such determination shall be made:

     (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

     (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT
ADVISER:

The principal business of UMB Bank, n.a. is the provision of banking and investment management services to individuals and businesses.


ITEM 27.  PRINCIPAL UNDERWRITER:

     (a) Jones & Babson, Inc., the only principal underwriter of the Registrant, also acts as principal underwriter for the:

     UMB Scout Stock Fund, Inc.
     UMB Scout WorldWide Fund, Inc.
     UMB Scout Regional Fund, Inc.
     UMB Scout Balanced Fund, Inc.
     UMB Scout Bond Fund, Inc.
     UMB Scout Capital Preservation Fund, Inc.
     UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
     UMB Scout Money Market Fund, Inc.
     UMB Scout Tax-Free Money Market Fund, Inc.
     UMB Scout Funds
         UMB Technology Fund
         UMB Equity Index Fund

     David L. Babson Growth Fund, Inc.
     Babson Enterprise Fund, Inc.
     Babson Enterprise Fund II, Inc.
     D.L. Babson Money Market Fund, Inc.
     D.L. Babson Tax-Free Income Fund, Inc.
     D.L. Babson Bond Trust
     Babson Value Fund, Inc.
     Shadow Stock Fund, Inc.
     Babson-Stewart Ivory International Fund, Inc.

     Buffalo Balanced Fund, Inc.
     Buffalo Equity Fund, Inc.
     Buffalo USA Global Fund, Inc.
     Buffalo High Yield Fund, Inc.
     Buffalo Small Cap Fund, Inc.

     AFBA Five Star Fund, Inc.

     Investors Mark Series Fund, Inc.

     (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 21 of Part B:

Name and Principal    Position and Offices     Positions and
 Business Address       with Underwriter          Offices with
                                                  Registrant

Stephen S. Soden          Chairman and             Director
700 Karnes Blvd.            Director
Kansas City, MO
64108-3306

Giorgio Balzer              Director                      None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Robert T. Rakich            Director                    None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Edward S. Ritter            Director                     None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Robert N. Sawyer            Director                  None
700 Karnes Blvd.
Kansas City, MO
64108-3306

P. Bradley Adams       Vice President &    Vice President &
700 Karnes Blvd.           Treasurer              Treasurer
Kansas City, MO
64108-3306

Martin A. Cramer       Legal and Regulatory  Vice President &
700 Karnes Blvd.       Affairs, Vice Pres.        Secretary
Kansas City, MO        and Secretary
64108-3306

Constance E. Martin     Asst. Vice President    Asst. Vice President
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-3306

(c) The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrants pursuant to the principal Transfer Agency Agreement.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of Jones and Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306.


ITEM 29.  MANAGEMENT SERVICES:

There are no management related service contracts not discussed in Part A or Part B.


ITEM 30.  UNDERTAKINGS:

Registrant undertakes that, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirments for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, on the 27th day of October, 2000.

                    UMB Scout Stock Fund, Inc.
                    UMB Scout WorldWide Fund, Inc.
                    UMB Scout Regional Fund, Inc.
                    UMB Scout Balanced Fund, Inc.
                    UMB Scout Bond Fund, Inc.
                    UMB Scout Capital Preservation Fund, Inc.
                    UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
                    UMB Scout Money Market Fund, Inc.
                    UMB Scout Tax-Free Money Market Fund, Inc.
                    UMB Scout Technology Fund
                    UMB Scout Equity Index Fund

                  By /s/ Stephen S. Soden
                  Stephen S. Soden, Chairman and President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature                       Title                                Date

/s/ Stephen S. Soden     President, Principal Executive     October 27, 2000
Stephen S. Soden          Officer and Director


/s/ Eric T. Jager            Director                       October 27, 2000
Eric T. Jager*


/s/ William E. Hoffman  Director                     October 27, 2000
William E. Hoffman*


/s/ Stephen F. Rose        Director                     October 27, 2000
Stephen F. Rose*


/s/ Stewart Wien*          Director                      October 27, 2000
Stewart Wien*


/s/ P. Bradley Adams       Vice President and Principal       October 27, 2000
P. Bradley Adams           Financial and Accounting Officer


        By: /s/ Stephen S. Soden
            Attorney-in-Fact
            (Pursuant to Power of Attorney)

                                       EXHIBIT INDEX

Exhibit                                                       Exhibit No.

Opinion and Consent of Counsel              EX23.23(i)


Consent of Auditors                                  EX23.23(j)
     UMB Scout Stock Fund, Inc.             EX23.23(j)(1)(A)
     UMB Scout Worldwide Fund, Inc.         EX23.23(j)(1)(B)
     UMB Scout Regional Fund, Inc.          EX23.23(j)(1)(C)
     UMB Scout Money Market Fund, Inc.      EX23.23(j)(1)(D)
     UMB Scout Tax-Free Money
       Market Fund, Inc.                    EX23.23(j)(1)(E)
     UMB Scout Balanced Fund, Inc.          EX23.23(j)(1)(F)
     UMB Scout Bond Fund, Inc.              EX23.23(j)(1)(G)
     UMB Scout Capital Preservation
       Fund, Inc.                           EX23.23(j)(1)(H)
     UMB Scout Kansas Tax-Exempt
       Bond Fund, Inc.                               EX23.23(j)(1)(I)
     UMB Scout Funds                        EX23.23(j)(1)(J)


Power of Attorney                           EX24.23(j)(

     UMB Scout Stock Fund, Inc.             EX24.23(j)(2)(A)
     UMB Scout Worldwide Fund, Inc.         EX24.23(j)(2)(B)
     UMB Scout Regional Fund, Inc.          EX24.23(j)(2)(C)
     UMB Scout Money Market Fund, Inc.      EX24.23(j)(2)(D)
     UMB Scout Tax-Free Money
       Market Fund, Inc.                    EX24.23(j)(2)(E)
     UMB Scout Balanced Fund, Inc.          EX24.23(j)(2)(F)
     UMB Scout Bond Fund, Inc.              EX24.23(j)(2)(G)
     UMB Scout Capital Preservation
       Fund, Inc.                           EX24.23(j)(2)(H)
     UMB Scout Kansas Tax-Exempt
       Bond Fund, Inc.                               EX24.23(j)(2)(I)